UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.

300 First Stamford Place, Suite 440

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

CRM All Cap Value Fund

Institutional Class (CRIEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM All Cap Value Fund - Institutional Class	$62	1.18%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$24,378,553
Number of Portfolio Holdings	48
Advisory Fee	$86,295
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Common Stocks	97.9%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 21.3%
Financials 20.9%
Materials 12.5%
Industrials 9.7%
Real Estate 9.1%
Health Care 8.8%
Energy 7.6%
Consumer Discretionary 6.4%
Money Market Funds 2.0%
Utilities 1.6%
Repurchase Agreements 0.1%

Value	Value
Repurchase Agreements	0.1%
Utilities	1.6%
Money Market Funds	2.0%
Consumer Discretionary	6.4%
Energy	7.6%
Health Care	8.8%
Real Estate	9.1%
Industrials	9.7%
Materials	12.5%
Financials	20.9%
Technology	21.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.7%
First American Financial Corporation	3.3%
CRH PLC	3.3%
ACV Auctions, Inc.	3.2%
Truist Financial Corporation	3.2%
Broadcom, Inc.	3.0%
Masimo Corporation	3.0%
Ashland, Inc.	2.9%
Charles Schwab Corporation (The)	2.9%
Citigroup, Inc.	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM All Cap Value Fund

Institutional Class (CRIEX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRIEX

Distributed by ALPS Distributors, Inc.

CRM All Cap Value Fund

Investor Class (CRMEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM All Cap Value Fund - Investor Class	$74	1.42%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$24,378,553
Number of Portfolio Holdings	48
Advisory Fee	$86,295
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Common Stocks	97.9%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Repurchase Agreements	0.1%
Utilities	1.6%
Money Market Funds	2.0%
Consumer Discretionary	6.4%
Energy	7.6%
Health Care	8.8%
Real Estate	9.1%
Industrials	9.7%
Materials	12.5%
Financials	20.9%
Technology	21.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.7%
First American Financial Corporation	3.3%
CRH PLC	3.3%
ACV Auctions, Inc.	3.2%
Truist Financial Corporation	3.2%
Broadcom, Inc.	3.0%
Masimo Corporation	3.0%
Ashland, Inc.	2.9%
Charles Schwab Corporation (The)	2.9%
Citigroup, Inc.	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM All Cap Value Fund

Investor Class (CRMEX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRMEX

Distributed by ALPS Distributors, Inc.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Long/Short Opportunities Fund - Institutional Class	$98	1.87%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$348,716,800
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$1,859,799
Portfolio Turnover	60%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.6%
Money Market Funds	12.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Consumer Staples	2.3%
Energy	1.6%
Utilities	2.9%
Real Estate	3.4%
Materials	3.7%
Health Care	8.5%
Consumer Discretionary	13.7%
Financials	13.1%
Money Market Funds	12.3%
Industrials	19.6%
Technology	17.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Liquidity Funds T-Fund, Institutional Shares	6.2%
Federated Hermes Treasury Obligations Fund, Institutional Shares	6.2%
Skyline Champion Corporation	3.3%
ACV Auctions, Inc.	3.3%
Broadcom, Inc.	3.0%
First American Financial Corporation	2.9%
Hayward Holdings, Inc.	2.8%
Canadian Pacific Kansas City Ltd.	2.8%
Vontier Corporation	2.3%
Masimo Corporation	2.3%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRIHX

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Mid Cap Value Fund - Institutional Class	$51	1.00%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$352,609,137
Number of Portfolio Holdings	48
Advisory Fee	$1,426,027
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.4%
Energy	4.6%
Consumer Discretionary	5.6%
Utilities	6.3%
Real Estate	9.7%
Health Care	10.3%
Financials	13.0%
Technology	13.9%
Materials	15.0%
Industrials	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.9%
Nisource, Inc.	3.5%
Vontier Corporation	3.5%
First American Financial Corporation	3.3%
Truist Financial Corporation	3.2%
Ashland, Inc.	3.0%
CRH PLC	2.9%
Teledyne Technologies, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%
Masimo Corporation	2.7%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRIMX

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Mid Cap Value Fund - Investor Class	$60	1.16%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$352,609,137
Number of Portfolio Holdings	48
Advisory Fee	$1,426,027
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.4%
Energy	4.6%
Consumer Discretionary	5.6%
Utilities	6.3%
Real Estate	9.7%
Health Care	10.3%
Financials	13.0%
Technology	13.9%
Materials	15.0%
Industrials	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.9%
Nisource, Inc.	3.5%
Vontier Corporation	3.5%
First American Financial Corporation	3.3%
Truist Financial Corporation	3.2%
Ashland, Inc.	3.0%
CRH PLC	2.9%
Teledyne Technologies, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%
Masimo Corporation	2.7%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRMMX

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small Cap Value Fund - Institutional Class	$56	1.04%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$81,707,962
Number of Portfolio Holdings	48
Advisory Fee	$310,197
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.3%
Money Market Funds	0.6%
Consumer Staples	2.2%
Utilities	4.3%
Health Care	4.4%
Materials	4.8%
Energy	6.6%
Real Estate	8.5%
Consumer Discretionary	10.0%
Technology	10.9%
Industrials	15.8%
Financials	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Central Pacific Financial Corporation	3.7%
Horace Mann Educators Corporation	3.6%
Skyline Champion Corporation	3.3%
ACV Auctions, Inc.	3.1%
BankUnited, Inc.	3.1%
Knowles Corporation	3.0%
Concentra Group Holdings Parent, Inc.	3.0%
Bank of Hawaii Corporation	2.9%
Xenia Hotels & Resorts, Inc.	2.8%
Capitol Federal Financial, Inc.	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRISX

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small Cap Value Fund - Investor Class	$66	1.23%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$81,707,962
Number of Portfolio Holdings	48
Advisory Fee	$310,197
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.3%
Money Market Funds	0.6%
Consumer Staples	2.2%
Utilities	4.3%
Health Care	4.4%
Materials	4.8%
Energy	6.6%
Real Estate	8.5%
Consumer Discretionary	10.0%
Technology	10.9%
Industrials	15.8%
Financials	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Central Pacific Financial Corporation	3.7%
Horace Mann Educators Corporation	3.6%
Skyline Champion Corporation	3.3%
ACV Auctions, Inc.	3.1%
BankUnited, Inc.	3.1%
Knowles Corporation	3.0%
Concentra Group Holdings Parent, Inc.	3.0%
Bank of Hawaii Corporation	2.9%
Xenia Hotels & Resorts, Inc.	2.8%
Capitol Federal Financial, Inc.	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRMSX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small/Mid Cap Value Fund - Institutional Class	$56	1.04%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$178,129,162
Number of Portfolio Holdings	52
Advisory Fee	$657,777
Portfolio Turnover	75%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	2.2%
Money Market Funds	2.2%
Utilities	3.5%
Energy	3.7%
Materials	6.6%
Real Estate	8.7%
Health Care	9.2%
Technology	11.2%
Consumer Discretionary	11.2%
Industrials	18.7%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ACV Auctions, Inc.	3.5%
Bank of Hawaii Corporation	3.5%
First American Financial Corporation	3.5%
Camden Property Trust	3.0%
Regal Rexnord Corporation	2.9%
Skyline Champion Corporation	2.8%
Horace Mann Educators Corporation	2.7%
Teledyne Technologies, Inc.	2.7%
Hayward Holdings, Inc.	2.7%
Moelis & Company, Class A	2.7%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRIAX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small/Mid Cap Value Fund - Investor Class	$63	1.18%Footnote Reference*

            * annualized

Fund Statistics

Net Assets	$178,129,162
Number of Portfolio Holdings	52
Advisory Fee	$657,777
Portfolio Turnover	75%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	2.2%
Money Market Funds	2.2%
Utilities	3.5%
Energy	3.7%
Materials	6.6%
Real Estate	8.7%
Health Care	9.2%
Technology	11.2%
Consumer Discretionary	11.2%
Industrials	18.7%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ACV Auctions, Inc.	3.5%
Bank of Hawaii Corporation	3.5%
First American Financial Corporation	3.5%
Camden Property Trust	3.0%
Regal Rexnord Corporation	2.9%
Skyline Champion Corporation	2.8%
Horace Mann Educators Corporation	2.7%
Teledyne Technologies, Inc.	2.7%
Hayward Holdings, Inc.	2.7%
Moelis & Company, Class A	2.7%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.crmfunds.com/funds-overview/shareholder-resources/documents/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CRMAX

Distributed by ALPS Distributors, Inc.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2024 (Unaudited) CRM Small Cap Value Fund CRM Small/Mid Cap Value Fund CRM Mid Cap Value Fund CRM All Cap Value Fund CRM Long/Short Opportunities Fund

FINANCIAL STATEMENTS

[THIS PAGE INTENTIONALLY LEFT BLANK]

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCK — 97.1%
Consumer Discretionary — 10.0%
Apparel & Textile Products — 1.3%
24,867	Steven Madden Ltd.[1]	$1,057,345
Home Construction — 3.3%
31,251	Skyline Champion Corporation[1]	2,753,213
Leisure Facilities & Services — 2.5%
58,341	BJ’s Restaurants, Inc.[1]	2,049,811
Retail — Discretionary — 2.9%
69,231	Foot Locker, Inc.	1,506,467
20,355	Victoria’s Secret & Company[1]	843,104
		2,349,571
Total Consumer Discretionary		8,209,940
Consumer Staples — 2.2%
Household Products — 2.2%
60,267	Clearwater Paper Corporation[1]	1,794,149
Energy — 6.6%
Oil & Gas Producers — 3.8%
32,071	Matador Resources Company	1,804,314
36,718	Range Resources Corporation	1,321,114
		3,125,428
Oil & Gas Services & Equipment — 2.8%
17,266	ChampionX Corporation	469,463
139,612	MRC Global, Inc.[1]	1,784,241
		2,253,704
Total Energy		5,379,132
Financials — 29.6%
Banking — 20.6%
33,810	Bank of Hawaii Corporation	2,408,624
65,769	BankUnited, Inc.	2,510,403
51,302	Cadence Bank	1,767,354
385,605	Capitol Federal Financial, Inc.	2,278,926

Shares		Value
Financials — (continued)
Banking — (continued)
103,190	Central Pacific Financial Corporation	$2,997,669
112,349	Fulton Financial Corporation	2,166,089
18,343	Hancock Whitney Corporation	1,003,729
136,225	TFS Financial Corporation	1,710,986
		16,843,780
Institutional Financial Services — 2.4%
26,516	Moelis & Company, Class A	1,959,002
Insurance — 3.6%
74,663	Horace Mann Educators Corporation	2,929,029
Specialty Finance — 3.0%
88,414	LendingClub Corporation[1]	1,431,422
14,642	Stewart Information Services Corporation	988,189
		2,419,611
Total Financials		24,151,422
Health Care — 4.4%
Health Care Facilities & Services — 3.0%
122,748	Concentra Group Holdings Parent, Inc.	2,427,956
Medical Equipment & Devices — 1.4%
44,370	BioLife Solutions, Inc.[1]	1,151,845
Total Health Care		3,579,801
Industrials — 15.8%
Commercial Support Services — 1.9%
6,748	Clean Harbors, Inc.[1]	1,552,985
Electrical Equipment — 4.1%
129,814	Hayward Holdings, Inc.[1]	1,984,855
12,527	Itron, Inc.[1]	1,360,182
		3,345,037

See accompanying notes to financial statements.	CRM Funds
1

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
Industrials — (continued)
Engineering & Construction — 2.7%
11,972	Arcosa, Inc.	$1,158,171
56,042	Centuri Holdings, Inc.[1]	1,082,171
		2,240,342
Industrial Support Services — 1.4%
4,642	Applied Industrial Technologies, Inc.	1,111,620
Machinery — 3.1%
23,437	Cactus, Inc., Class A	1,367,783
51,983	Mueller Water Products, Inc.	1,169,618
		2,537,401
Transportation & Logistics — 2.6%
47,095	Hub Group, Inc., Class A1	2,098,553
Total Industrials		12,885,938
Materials — 4.8%
Chemicals — 4.8%
29,845	H.B. Fuller Company	2,013,940
19,114	Rogers Corporation[1]	1,942,174
Total Materials		3,956,114
Real Estate — 8.5%
REIT — 8.5%
41,351	COPT Defense Properties	1,279,813
24,468	Tanger Factory Outlet Centers, Inc.	835,093
26,780	Terreno Realty Corporation	1,583,769
41,785	Urban Edge Properties	898,378
156,701	Xenia Hotels & Resorts, Inc.	2,328,577
Total Real Estate		6,925,630
Technology — 10.9%
Software — 5.7%
117,671	ACV Auctions, Inc.[1]	2,541,693
47,767	Omnicell, Inc.[1]	2,126,587
		4,668,280

Shares		Value
Technology — (continued)
Technology Hardware — 3.0%
123,272	Knowles Corporation[1]	$2,456,811
Technology Services — 2.2%
76,339	I3 Verticals, Inc., Class A1	1,758,851
Total Technology		8,883,942
Utilities — 4.3%
Gas & Water Utilities — 4.3%
16,945	Chesapeake Utilities Corporation	2,056,275
28,285	Middlesex Water Company	1,488,640
Total Utilities		3,544,915
TOTAL COMMON STOCK (Cost $65,654,005)		79,310,983
SHORT-TERM INVESTMENTS — 0.6%
248,810	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.36%[2]	248,810
248,809	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.34%[2]	248,809
TOTAL SHORT-TERM INVESTMENTS (Cost $497,619)		497,619
TOTAL INVESTMENTS — 97.7% (Cost $66,151,624)		$79,808,602
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		1,899,360
NET ASSETS — 100.0%		$81,707,962

See accompanying notes to financial statements.	CRM Funds
2

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) December 31, 2024 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$79,310,983	$—	$—	$79,310,983
Short-Term Investments	497,619	—	—	497,619
Total	$79,808,602	$—	$—	$79,808,602

There were no transfers into or out of Level 3 related to securities held at December 31, 2024.

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.	CRM Funds
3

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCK — 97.9%
Consumer Discretionary — 11.2%
Apparel & Textile Products — 1.5%
60,999	Steven Madden Ltd.[1]	$2,593,677
Home Construction — 2.8%
57,399	Skyline Champion Corporation[1]	5,056,852
Retail — Discretionary — 6.9%
8,241	Burlington Stores, Inc.[1]	2,349,179
176,933	Foot Locker, Inc.	3,850,063
7,216	RH1	2,840,145
77,896	Victoria’s Secret & Company[1]	3,226,453
		12,265,840
Total Consumer Discretionary		19,916,369
Consumer Staples — 2.2%
Food — 2.2%
22,555	Lancaster Colony Corporation	3,905,173
Energy — 3.7%
Oil & Gas Producers — 3.2%
50,497	Matador Resources Company	2,840,961
80,132	Range Resources Corporation	2,883,149
		5,724,110
Oil & Gas Services & Equipment — 0.5%
70,197	MRC Global, Inc.[1]	897,118
Total Energy		6,621,228
Financials — 22.9%
Banking — 10.2%
88,102	Bank of Hawaii Corporation	6,276,386
78,196	BankUnited, Inc.	2,984,741
81,007	Cadence Bank	2,790,691
86,402	Fulton Financial Corporation	1,665,831
359,405	TFS Financial Corporation	4,514,127
		18,231,776

Shares		Value
Financials — (continued)
Institutional Financial Services — 4.7%
13,077	Evercore Partners, Inc., Class A	$3,624,814
63,946	Moelis & Company, Class A	4,724,330
		8,349,144
Insurance — 2.7%
124,878	Horace Mann Educators Corporation	4,898,964
Specialty Finance — 5.3%
98,749	First American Financial Corporation	6,165,887
197,057	LendingClub Corporation[1]	3,190,353
		9,356,240
Total Financials		40,836,124
Health Care — 9.2%
Biotechnology & Pharmaceuticals — 2.4%
346,853	Elanco Animal Health, Inc.[1]	4,200,390
Health Care Facilities & Services — 0.7%
66,454	Concentra Group Holdings Parent, Inc.	1,314,460
Medical Equipment & Devices — 6.1%
108,654	BioLife Solutions, Inc.[1]	2,820,658
55,824	Bio-Techne Corporation	4,021,003
24,503	Masimo Corporation[1]	4,050,345
		10,892,006
Total Health Care		16,406,856
Industrials — 18.7%
Aerospace & Defense — 2.7%
10,528	Teledyne Technologies, Inc.[1]	4,886,361
Commercial Support Services — 2.2%
17,177	Clean Harbors, Inc.[1]	3,953,115

See accompanying notes to financial statements.	CRM Funds
4

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
Industrials — (continued)
Electrical Equipment — 6.3%
310,035	Hayward Holdings, Inc.[1]	$4,740,435
24,376	Itron, Inc.[1]	2,646,746
103,407	Vontier Corporation	3,771,253
		11,158,434
Engineering & Construction — 1.4%
25,951	Arcosa, Inc.	2,510,500
Machinery — 3.9%
31,101	Cactus, Inc., Class A	1,815,054
32,854	Regal Rexnord Corporation	5,096,641
		6,911,695
Transportation & Logistics — 2.2%
86,442	Hub Group, Inc., Class A1	3,851,856
Total Industrials		33,271,961
Materials — 6.6%
Chemicals — 3.3%
48,176	Ashland, Inc.	3,442,657
24,706	Rogers Corporation[1]	2,510,377
		5,953,034
Construction Materials — 3.3%
12,010	Advanced Drainage Systems, Inc.	1,388,356
17,795	Eagle Materials, Inc.	4,391,094
		5,779,450
Total Materials		11,732,484
Real Estate — 8.7%
REIT — 8.7%
46,482	Camden Property Trust	5,393,772
35,217	Sun Communities, Inc.	4,330,634
67,216	Terreno Realty Corporation	3,975,154
121,846	Xenia Hotels & Resorts, Inc.	1,810,632
Total Real Estate		15,510,192

Shares		Value
Technology — 11.2%
Software — 7.7%
292,036	ACV Auctions, Inc.[1]	$6,307,978
32,464	Intapp, Inc.[1]	2,080,618
18,735	PTC, Inc.[1]	3,444,804
179,355	ZoomInfo Technologies, Inc., Class A1	1,885,021
		13,718,421
Technology Hardware — 3.5%
42,052	Ciena Corporation[1]	3,566,430
131,713	Knowles Corporation[1]	2,625,040
		6,191,470
Total Technology		19,909,891
Utilities — 3.5%
Gas & Water Utilities — 3.5%
12,717	Atmos Energy Corporation	1,771,097
119,872	Nisource, Inc.	4,406,494
Total Utilities		6,177,591
TOTAL COMMON STOCK (Cost $140,129,821)		174,287,869
SHORT-TERM INVESTMENTS — 2.2%
1,990,315	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.36%[2]	1,990,315
1,990,315	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.34%[2]	1,990,315
TOTAL SHORT-TERM INVESTMENTS (Cost $3,980,630)		3,980,630
TOTAL INVESTMENTS — 100.1% (Cost $144,110,451)		$178,268,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(139,337)
NET ASSETS — 100.0%		$178,129,162

See accompanying notes to financial statements.	CRM Funds
5

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) December 31, 2024 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$174,287,869	$—	$—	$174,287,869
Short-Term Investments	3,980,630	—	—	3,980,630
Total	$178,268,499	$—	$—	$178,268,499

There were no transfers into or out of Level 3 related to securities held at December 31, 2024.

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.	CRM Funds
6

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCK — 98.7%
Consumer Discretionary — 5.6%
Apparel & Textile Products — 1.4%
116,282	Steven Madden Ltd.[1]	$4,944,311
Home Construction — 1.5%
61,091	Skyline Champion Corporation[1]	5,382,117
Retail — Discretionary — 2.7%
12,902	Burlington Stores, Inc.[1]	3,677,844
267,647	Foot Locker, Inc.	5,823,999
		9,501,843
Total Consumer Discretionary		19,828,271
Energy — 4.6%
Oil & Gas Producers — 4.6%
47,835	ConocoPhillips	4,743,797
138,949	Matador Resources Company	7,817,271
105,881	Range Resources Corporation	3,809,598
Total Energy		16,370,666
Financials — 13.0%
Banking — 5.6%
72,184	BankUnited, Inc.	2,755,263
161,666	Cadence Bank	5,569,394
261,113	Truist Financial Corporation	11,327,082
		19,651,739
Insurance — 4.1%
48,227	Allstate Corporation	9,297,684
24,048	Reinsurance Group of America, Inc.	5,137,374
		14,435,058
Specialty Finance — 3.3%
189,846	First American Financial Corporation	11,853,984
Total Financials		45,940,781

Shares		Value
Health Care — 10.3%
Biotechnology & Pharmaceuticals — 3.2%
672,489	Elanco Animal Health, Inc.[1]	$8,143,842
88,593	WillScot Mobile Mini Holdings Corporation[1]	2,963,436
		11,107,278
Health Care Facilities & Services — 2.0%
356,521	Concentra Group Holdings Parent, Inc.	7,051,985
Medical Equipment & Devices — 5.1%
117,515	Bio-Techne Corporation	8,464,605
58,459	Masimo Corporation[1]	9,663,273
		18,127,878
Total Health Care		36,287,141
Industrials — 20.3%
Aerospace & Defense — 5.1%
21,789	Teledyne Technologies, Inc.[1]	10,112,929
46,472	Woodward, Inc.	7,733,870
		17,846,799
Electrical Equipment — 6.1%
51,849	AMETEK, Inc.	9,346,301
333,761	Vontier Corporation	12,172,263
		21,518,564
Industrial Support Services — 1.8%
26,867	Applied Industrial Technologies, Inc.	6,433,840
Machinery — 4.9%
56,984	Regal Rexnord Corporation	8,839,928
71,883	Xylem, Inc.	8,339,866
		17,179,794
Transportation & Logistics — 2.4%
118,150	Canadian Pacific Kansas City Ltd.	8,550,516
Total Industrials		71,529,513

See accompanying notes to financial statements.	CRM Funds
7

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
Materials — 15.0%
Chemicals — 7.6%
148,676	Ashland, Inc.	$10,624,387
40,871	Avery Dennison Corporation	7,648,190
151,328	Corteva, Inc.	8,619,643
		26,892,220
Construction Materials — 7.4%
46,472	Advanced Drainage Systems, Inc.	5,372,163
111,969	CRH PLC[2]	10,359,372
20,202	Eagle Materials, Inc.	4,985,046
10,400	Martin Marietta Materials, Inc.	5,371,600
		26,088,181
Total Materials		52,980,401
Real Estate — 9.7%
REIT — 9.7%
62,772	Camden Property Trust	7,284,063
74,908	CBRE Group, Inc., Class A1	9,834,671
69,586	Sun Communities, Inc.	8,556,990
141,227	Terreno Realty Corporation	8,352,165
Total Real Estate		34,027,889
Technology — 13.9%
Semiconductors — 1.5%
94,531	Microchip Technology, Inc.	5,421,353
Software — 5.9%
502,341	CCC Intelligent Solutions Holdings, Inc.[1]	5,892,460
42,278	PTC, Inc.[1]	7,773,656
85,289	Tenable Holdings, Inc.[1]	3,358,681
355,699	ZoomInfo Technologies, Inc., Class A1	3,738,396
		20,763,193

Shares		Value
Technology — (continued)
Technology Hardware — 2.6%
109,113	Ciena Corporation[1]	$9,253,873
Technology Services — 3.9%
121,268	Global Payments, Inc.	13,589,292
Total Technology		49,027,711
Utilities — 6.3%
Gas & Water Utilities — 6.3%
69,269	Atmos Energy Corporation	9,647,094
340,072	Nisource, Inc.	12,501,046
Total Utilities		22,148,140
TOTAL COMMON STOCK (Cost $272,577,350)		348,140,513
SHORT-TERM INVESTMENTS — 1.4%
2,415,600	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.36%[3]	2,415,600
2,415,600	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.34%[3]	2,415,600
TOTAL SHORT-TERM INVESTMENTS (Cost $4,831,200)		4,831,200
TOTAL INVESTMENTS — 100.1% (Cost $277,408,550)		$352,971,713
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(362,576)
NET ASSETS — 100.0%		$352,609,137

See accompanying notes to financial statements.	CRM Funds
8

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) December 31, 2024 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$348,140,513	$—	$—	$348,140,513
Short-Term Investments	4,831,200	—	—	4,831,200
Total	$352,971,713	$—	$—	$352,971,713

There were no transfers into or out of Level 3 related to securities held at December 31, 2024.

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.	CRM Funds
9

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCK — 97.9%
Consumer Discretionary — 6.4%
Apparel & Textile Products — 1.3%
7,528	Steven Madden Ltd.[1]	$320,091
Home Construction — 2.5%
6,805	Skyline Champion Corporation[1]	599,521
Retail — Discretionary — 2.6%
876	Burlington Stores, Inc.[1]	249,713
18,298	Foot Locker, Inc.	398,163
		647,876
Total Consumer Discretionary		1,567,488
Energy — 7.6%
Oil & Gas Producers — 5.6%
5,922	ConocoPhillips	587,286
9,171	Matador Resources Company	515,960
7,299	Range Resources Corporation	262,618
		1,365,864
Oil & Gas Services & Equipment — 2.0%
38,998	MRC Global, Inc.[1]	498,394
Total Energy		1,864,258
Financials — 20.9%
Asset Management — 2.9%
9,594	Charles Schwab Corporation (The)	710,052
Banking — 7.8%
5,995	Bank of Hawaii Corporation	427,084
9,718	Citigroup, Inc.	684,050
18,144	Truist Financial Corporation	787,087
		1,898,221
Institutional Financial Services — 1.4%
4,658	Moelis & Company, Class A	344,133

Shares		Value
Financials — (continued)
Insurance — 2.5%
3,118	Allstate Corporation	$601,119
Specialty Finance — 6.3%
2,083	Capital One Financial Corporation	371,441
13,020	First American Financial Corporation	812,968
22,567	LendingClub Corporation[1]	365,360
		1,549,769
Total Financials		5,103,294
Health Care — 8.8%
Health Care Facilities & Services — 2.2%
27,395	Concentra Group Holdings Parent, Inc.	541,873
Medical Equipment & Devices — 6.6%
13,708	BioLife Solutions, Inc.[1]	355,860
7,046	Bio-Techne Corporation	507,523
4,425	Masimo Corporation[1]	731,453
		1,594,836
Total Health Care		2,136,709
Industrials — 9.7%
Aerospace & Defense — 2.1%
3,067	Woodward, Inc.	510,410
Electrical Equipment — 1.9%
13,026	Vontier Corporation	475,058
Engineering & Construction — 1.4%
17,429	Centuri Holdings, Inc.[1,2]	336,554
Machinery — 2.4%
4,965	Xylem, Inc.	576,039
Transportation & Logistics — 1.9%
6,323	Canadian Pacific Kansas City Ltd.	457,596
Total Industrials		2,355,657

See accompanying notes to financial statements.	CRM Funds
10

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
Materials — 12.5%
Chemicals — 7.7%
10,032	Ashland, Inc.	$716,887
3,103	Avery Dennison Corporation	580,664
5,867	Rogers Corporation[1]	596,146
		1,893,697
Construction Materials — 4.8%
3,140	Advanced Drainage Systems, Inc.	362,984
8,682	CRH PLC[3]	803,259
		1,166,243
Total Materials		3,059,940
Real Estate — 9.1%
REIT — 9.1%
3,972	CBRE Group, Inc., Class A1	521,484
4,695	Sun Communities, Inc.	577,344
10,259	Terreno Realty Corporation	606,717
33,974	Xenia Hotels & Resorts, Inc.	504,854
Total Real Estate		2,210,399
Technology — 21.3%
Semiconductors — 5.0%
3,194	Broadcom, Inc.	740,496
8,076	Microchip Technology, Inc.	463,159
		1,203,655
Software — 10.0%
36,552	ACV Auctions, Inc.[1]	789,522
46,555	CCC Intelligent Solutions Holdings, Inc.[1]	546,090
3,315	PTC, Inc.[1]	609,529
6,024	Tenable Holdings, Inc.[1]	237,225
24,460	ZoomInfo Technologies, Inc., Class A1	257,075
		2,439,441

Shares		Value
Technology — (continued)
Technology Hardware — 2.6%
7,470	Ciena Corporation[1]	$633,531
Technology Services — 3.7%
8,127	Global Payments, Inc.	910,712
Total Technology		5,187,339
Utilities — 1.6%
Gas & Water Utilities — 1.6%
10,427	Nisource, Inc.	383,297
TOTAL COMMON STOCK (Cost $20,392,723)		23,868,381
SHORT-TERM INVESTMENTS — 2.0%
246,383	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.36%[4]	246,383
246,382	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.34%[4]	246,382
TOTAL SHORT-TERM INVESTMENTS (Cost $492,765)		492,765
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED — 99.9% (Cost $20,885,488)		24,361,146

See accompanying notes to financial statements.	CRM Funds
11

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.1%
REPURCHASE AGREEMENT — 0.1%
21,659	With HSBC Securities USA, Inc.: at 4.45%, dated 12/31/24, to be repurchased on 1/2/25, repurchase price $21,664 (collateralized by US Treasury Securities, par values ranging from $20 - $8,566, coupon rates ranging from 0.00% to 5.50%, 2/15/26 - 2/15/54; total market value $22,092) (Cost - $21,659)	$21,659
TOTAL INVESTMENTS — 100.0% (Cost $20,907,147)		$24,382,805	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — –%[6]		(4,252)
NET ASSETS — 100.0%		$24,378,553

See accompanying notes to financial statements.	CRM Funds
12

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) December 31, 2024 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$23,868,381	$—	$—	$23,868,381
Short-Term Investments	492,765	—	—	492,765
Short-Term Investments Held As Collateral For Loaned Securities	—	21,659	—	21,659
Total	$24,361,146	$21,659	$—	$24,382,805

There were no transfers into or out of Level 3 related to securities held at December 31, 2024.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of December 31, 2024.
[5]

At December 31, 2024, the market value of securities on loan for CRM All Cap Value Fund was $21,144. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

[6]	Amount represents less than 0.05%.

See accompanying notes to financial statements.	CRM Funds
13

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCK — 86.5%
Consumer Discretionary — 13.7%
Apparel & Textile Products — 1.5%
119,013	Steven Madden Ltd.[1]	$5,060,432
Automotive — 1.4%
251,505	Mobileye Global, Inc., Class A1	5,009,980
Home Construction — 3.3%
132,352	Skyline Champion Corporation[1]	11,660,211
Leisure Facilities & Services — 1.5%
147,233	BJ’s Restaurants, Inc.[1]	5,173,031
Retail — Discretionary — 6.0%
15,285	Burlington Stores, Inc.[1]	4,357,142
289,321	Foot Locker, Inc.	6,295,625
10,673	RH1	4,200,786
147,275	Victoria’s Secret & Company[1]	6,100,131
		20,953,684
Total Consumer Discretionary		47,857,338
Consumer Staples — 2.3%
Beverages — 1.2%
3,640,655	Becle SAB de CV	4,110,400
Household Products — 1.1%
50,075	Estee Lauder Companies, Inc. (The), Class A	3,754,624
Total Consumer Staples		7,865,024
Energy — 1.6%
Oil & Gas Producers — 1.6%
97,687	Matador Resources Company	5,495,871
Financials — 13.1%
Banking — 4.3%
106,901	Bank of Hawaii Corporation	7,615,627
369,292	Fulton Financial Corporation	7,119,950
		14,735,577

Shares		Value
Financials — (continued)
Institutional Financial Services — 2.1%
26,738	Evercore Partners, Inc., Class A	$7,411,506
Insurance — 1.8%
32,756	Allstate Corporation	6,315,029
Specialty Finance — 4.9%
39,192	Capital One Financial Corporation	6,988,717
162,648	First American Financial Corporation	10,155,742
		17,144,459
Total Financials		45,606,571
Health Care — 8.5%
Biotechnology & Pharmaceuticals — 1.9%
555,706	Elanco Animal Health, Inc.[1]	6,729,599
Health Care Facilities & Services — 1.0%
174,935	Concentra Group Holdings Parent, Inc.	3,460,214
Medical Equipment & Devices — 5.6%
218,567	BioLife Solutions, Inc.[1]	5,673,999
77,860	Bio-Techne Corporation	5,608,256
48,903	Masimo Corporation[1]	8,083,666
		19,365,921
Total Health Care		29,555,734
Industrials — 19.6%
Aerospace & Defense — 1.0%
7,483	Teledyne Technologies, Inc.[1]	3,473,085
Commercial Support Services — 1.9%
29,344	Clean Harbors, Inc.[1]	6,753,228
Electrical Equipment — 6.8%
649,034	Hayward Holdings, Inc.[1]	9,923,729
51,572	Itron, Inc.[1]	5,599,688
224,256	Vontier Corporation	8,178,616
		23,702,033

See accompanying notes to financial statements.	CRM Funds
14

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
Industrials — (continued)
Engineering & Construction — 1.4%
48,882	Arcosa, Inc.	$4,728,845
Machinery — 3.7%
43,378	Regal Rexnord Corporation	6,729,228
51,844	Xylem, Inc.	6,014,941
		12,744,169
Transportation & Logistics — 4.8%
134,236	Canadian Pacific Kansas City Ltd.	9,714,660
159,624	Hub Group, Inc., Class A1	7,112,846
		16,827,506
Total Industrials		68,228,866
Materials — 3.7%
Chemicals — 2.9%
71,142	Ashland, Inc.	5,083,808
26,386	Avery Dennison Corporation	4,937,612
		10,021,420
Construction Materials — 0.8%
25,050	Advanced Drainage Systems, Inc.	2,895,780
Total Materials		12,917,200
Real Estate — 3.4%
REIT — 3.4%
33,729	Digital Realty Trust, Inc.	5,981,164
49,039	Sun Communities, Inc.	6,030,325
Total Real Estate		12,011,489
Technology — 17.7%
Semiconductors — 3.0%
45,418	Broadcom, Inc.	10,529,709
Software — 10.1%
525,357	ACV Auctions, Inc.[1]	11,347,711
452,541	CCC Intelligent Solutions Holdings, Inc.[1]	5,308,306

Shares		Value
Technology — (continued)
Software — (continued)
16,001	Microsoft Corporation	$6,744,422
36,420	PTC, Inc.[1]	6,696,546
471,808	ZoomInfo Technologies, Inc., Class A1	4,958,702
		35,055,687
Technology Hardware — 2.9%
72,094	Ciena Corporation[1]	6,114,292
202,897	Knowles Corporation[1]	4,043,737
		10,158,029
Technology Services — 1.7%
53,993	Global Payments, Inc.	6,050,456
Total Technology		61,793,881
Utilities — 2.9%
Electric Utilities — 0.8%
40,448	NextEra Energy, Inc.	2,899,717
Gas & Water Utilities — 2.1%
52,796	Atmos Energy Corporation	7,352,899
Total Utilities		10,252,616
TOTAL COMMON STOCK (Cost $272,066,972)		301,584,590
SHORT-TERM INVESTMENTS — 12.3%
21,412,560	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.36%[2]	21,412,560
21,412,560	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.34%[2]	21,412,560
TOTAL SHORT-TERM INVESTMENTS (Cost $42,825,120)		42,825,120
TOTAL INVESTMENTS IN SECURITIES (Cost $314,892,092)		344,409,710

See accompanying notes to financial statements.	CRM Funds
15

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
COMMON STOCK SOLD SHORT — (17.0)%
Consumer Discretionary — (5.2)%
Apparel & Textile Products — (1.5)%
(10,746)	Deckers Outdoor Corporation	$(2,182,405)
(43,674)	Tapestry, Inc.	(2,853,222)
		(5,035,627)
Home & Office Products — (0.5)%
(192,195)	Arhaus, Inc.	(1,806,633)
Leisure Facilities & Services — (1.1)%
(24,894)	Hyatt Hotels Corporation, Class A	(3,907,860)
Retail — Discretionary - (2.1)%
(18,780)	Abercrombie & Fitch Company, Class A	(2,807,047)
(117,959)	Kohl’s Corporation	(1,656,144)
(5,415)	Pandora A/S	(990,663)
(9,584)	Williams-Sonoma, Inc.	(1,774,765)
		(7,228,619)
Total Consumer Discretionary		(17,978,739)
Consumer Staples — (2.8)%
Food — (0.9)%
(45,541)	Simply Good Foods Company (The)	(1,775,188)
(72,804)	WK Kellogg Company	(1,309,744)
		(3,084,932)
Retail — Consumer Staples - (1.9)%
(81,732)	Kroger Company (The)	(4,997,912)
(14,283)	Sprouts Farmers Market, Inc.	(1,814,941)
		(6,812,853)
Total Consumer Staples		(9,897,785)
Energy — (0.2)%
Renewable Energy — (0.2)%
(48,525)	Fluence Energy, Inc.	(770,577)

Shares		Value
Financials — (1.2)%
Insurance — (1.0)%
(7,064)	RenaissanceRe Holdings Ltd.	$(1,757,594)
(30,570)	W.R. Berkley Corporation	(1,788,956)
		(3,546,550)
Specialty Finance — (0.2)%
(45,948)	Arbor Realty Trust, Inc.	(636,380)
Total Financials		(4,182,930)
Health Care — (2.9)%
Biotechnology & Pharmaceuticals — (0.6)%
(69,465)	Pfizer, Inc.	(1,842,906)
Health Care Facilities & Services — (1.9)%
(32,965)	Cardinal Health, Inc.	(3,898,770)
(4,740)	Cigna Group (The)	(1,308,904)
(7,032)	ICON PLC[3]	(1,474,681)
		(6,682,355)
Medical Equipment & Devices — (0.4)%
(10,769)	Agilent Technologies, Inc.	(1,446,707)
Total Health Care		(9,971,968)
Industrials — (4.2)%
Electrical Equipment — (0.9)%
(7,451)	Acuity Brands, Inc.	(2,176,661)
(7,387)	Generac Holdings, Inc.	(1,145,354)
		(3,322,015)
Industrial Intermediate Products — (0.5)%
(5,258)	Valmont Industries, Inc.	(1,612,471)
Industrial Support Services — (0.8)%
(123,729)	Resideo Technologies, Inc.	(2,851,954)

See accompanying notes to financial statements.	CRM Funds
16

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Shares		Value
Industrials — (continued)
Machinery — (2.0)%
(29,485)	Franklin Electric Company, Inc.	$(2,873,313)
(18,355)	Oshkosh Corporation	(1,745,010)
(51,834)	Terex Corporation	(2,395,768)
		(7,014,091)
Total Industrials		(14,800,531)
Technology — (0.5)%
Semiconductors — (0.5)%
(14,222)	Advanced Micro Devices, Inc.	(1,717,876)
TOTAL COMMON STOCK SOLD SHORT — (Proceeds - $55,675,974)		(59,320,406)
OTHER ASSETS IN EXCESS OF LIABILITIES — 18.2%		63,627,496
NET ASSETS — 100.0%		$348,716,800

See accompanying notes to financial statements.	CRM Funds
17

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Note 2 to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets: Investments in Securities: Common Stocks	$301,584,590	—	—	$301,584,590
Short-Term Investments	42,825,120	—	—	42,825,120
Total Assets – Investments in Securities	$344,409,710	—	—	$344,409,710
Other Financial Instruments:* Total Return Swap Agreements
— Equity Contracts	—	$2,736,040	—	$2,736,040
Total Assets – Other Financial Instruments	—	$2,736,040	—	$2,736,040

Liabilities: Investments in Securities: Common Stock Sold Short	$(59,320,406)	—	—	$(59,320,406)
Total Liabilities – Investments in Securities	$(59,320,406)	—	—	$(59,320,406)
Other Financial Instruments:* Total Return Swap Agreements
— Equity Contracts	—	$(19,931)	—	$(19,931)
Total Liabilities – Other Financial Instruments	—	$(19,931)	—	$(19,931)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are recorded at fair value.

There were no transfers into or out of Level 3 related to securities held at December 31, 2024.

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of December 31, 2024.
[3]	PLC – Public Limited Company

See accompanying notes to financial statements.	CRM Funds
18

[THIS PAGE INTENTIONALLY LEFT BLANK]

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

OTC Total return swap agreements outstanding at December 31, 2024:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	4.98% (Fed Funds Rate + 0.65%)	3/25/2025	$7,127,472	Eagle Materials, Inc.	$589,795	$—	$589,795
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,713,184)	Morgan Stanley Custom Swap (MSCM1184) Index(3)	267,821	—	267,821
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,633,390)	Morgan Stanley Custom Swap (MSCM1185) Index(3)	191,086	—	191,086
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,632,062)	Morgan Stanley Custom Swap (MSCM1186) Index(3)	193,691	—	193,691
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,626,477)	Morgan Stanley Custom Swap (MSCM1187) Index(3)	175,394	—	175,394
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,574,509)	Morgan Stanley Custom Swap (MSCM1188) Index(3)	131,586	—	131,586
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,651,245)	Morgan Stanley Custom Swap (MSCM1189) Index(3)	271,418	—	271,418
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,611,018)	Morgan Stanley Custom Swap (MSCM1190) Index(3)	150,350	—	150,350
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,589,023)	Morgan Stanley Custom Swap (MSCM1191) Index(3)	139,145	—	139,145
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,583,256)	Morgan Stanley Custom Swap (MSCM1192) Index(3)	143,853	—	143,853
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,571,583)	Morgan Stanley Custom Swap (MSCM1193) Index(3)	133,939	—	133,939
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,551,819)	Morgan Stanley Custom Swap (MSCM1194) Index(3)	108,495	—	108,495
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,533,364)	Morgan Stanley Custom Swap (MSCM1195) Index(3)	91,961	—	91,961
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,465,178)	Morgan Stanley Custom Swap (MSCM1196) Index(3)	15,874	—	15,874
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,444,118)	Morgan Stanley Custom Swap (MSCM1197) Index(3)	(19,931)	—	(19,931)
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,462,692)	Morgan Stanley Custom Swap (MSCM1198) Index(3)	17,778	—	17,778
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,467,143)	Morgan Stanley Custom Swap (MSCM1199) Index(3)	26,340	—	26,340
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,472,939)	Morgan Stanley Custom Swap (MSCM1200) Index(3)	40,971	—	40,971
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,483,030)	Morgan Stanley Custom Swap (MSCM1201) Index(3)	35,383	—	35,383
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,461,466)	Morgan Stanley Custom Swap (MSCM1202) Index(3)	9,235	—	9,235
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,486,549)	Morgan Stanley Custom Swap (MSCM1203) Index(3)	1,925	—	1,925
				Total Unrealized Appreciation			$2,736,040
				Total Unrealized (Depreciation)			$(19,931)
				Total	$2,716,109	$—	$2,716,109

See accompanying notes to financial statements.	CRM Funds
20

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

OTC Total return swap agreements outstanding at December 31, 2024 (continued):

(1)	Paid monthly.
(2)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. Long positions represent buying a swap contract. Short positions represent selling a swap contract. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.

(3)	See the tables below for the swap constituents.

See accompanying notes to financial statements.	CRM Funds
21

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1184) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Steris Corporation	4,361	$896,495	26.02%
HCA Healthcare, Inc.	2,913	874,441	25.38%
Ford Motor Company	86,931	860,615	24.98%
ON Semiconductor Corporation	12,907	813,810	23.62%
		$3,445,361	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1185) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	175	$66,801	1.94%
Darden Restaurants, Inc.	348	65,056	1.89%
Target Corporation	453	61,197	1.78%
Kroger Company (The)	992	60,679	1.76%
Williams-Sonoma, Inc.	327	60,551	1.76%
Deckers Outdoor Corporation	293	59,573	1.73%
Canadian Imperial Bank of Commerce	938	59,283	1.72%
General Motors Company	1,109	59,076	1.72%
McDonald’s Corporation	202	58,576	1.70%
Rockwell Automation, Inc.	204	58,330	1.69%
McCormick & Company, Inc.	763	58,173	1.69%
United Parcel Service, Class B	459	57,852	1.68%
Clorox Company (The)	356	57,827	1.68%
Discover Financial Services	334	57,774	1.68%
Agilent Technologies, Inc.	427	57,397	1.67%
Automatic Data Processing, Inc.	196	57,383	1.67%
General Mills, Inc.	898	57,289	1.66%
Sysco Corporation	749	57,240	1.66%
Cardinal Health, Inc.	483	57,094	1.66%
Waters Corporation	154	57,045	1.66%
Capital One Financial Corporation	318	56,728	1.65%
Realty Income Corporation	1,062	56,725	1.65%
Church & Dwight Company, Inc.	541	56,667	1.65%
O’Reilly Automotive, Inc.	48	56,543	1.64%
General Dynamics Corporation	215	56,520	1.64%

See accompanying notes to financial statements.	CRM Funds
22

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Steris Corporation	275	$56,462	1.64%
Westinghouse Air Brake Technologies Corporation	297	56,312	1.64%
Ecolab, Inc.	240	56,187	1.63%
Hershey Company (The)	332	56,149	1.63%
PepsiCo, Inc.	368	55,960	1.63%
International Flavors & Fragrances, Inc.	660	55,805	1.62%
Amgen, Inc.	214	55,728	1.62%
Costco Wholesale Corporation	61	55,516	1.61%
Constellation Brands, Inc.	251	55,477	1.61%
Tractor Supply Company	1,044	55,399	1.61%
Emerson Electric Company	446	55,284	1.61%
Cummins, Inc.	158	55,210	1.60%
Restaurant Brands International, Inc.	840	54,769	1.59%
LyondellBasell Industries N.V., Class A	737	54,712	1.59%
HCA Healthcare, Inc.	182	54,610	1.59%
Lennox International, Inc.	90	54,609	1.59%
International Paper Company (The)	1,014	54,552	1.58%
Ford Motor Company	5,500	54,448	1.58%
Hubbell, Inc.	130	54,448	1.58%
Caterpillar, Inc.	149	54,068	1.57%
Prologis, Inc.	511	54,038	1.57%
Home Depot, Inc. (The)	139	53,914	1.57%
Extra Space Storage, Inc.	359	53,778	1.56%
Starbucks Corporation	586	53,462	1.55%
PACCAR, Inc.	509	52,974	1.54%
Eaton Corporation PLC	159	52,840	1.53%
W. W. Grainger, Inc.	50	52,570	1.53%
Iron Mountain, Inc.	495	52,055	1.51%
Watsco, Inc.	110	51,935	1.51%
Fastenal Company	719	51,675	1.50%
Sherwin-Williams Company (The)	151	51,170	1.49%
Carlisle Companies, Inc.	134	49,387	1.43%
Omnicom Group, Inc.	573	49,326	1.43%
Cintas Corporation	267	48,831	1.42%
United Rentals, Inc.	68	48,238	1.40%
Old Dominion Freight Line, Inc.	272	48,022	1.40%
CVS Health Corporation	1,005	45,131	1.31%
		$3,442,430	100.00%

See accompanying notes to financial statements.	CRM Funds
23

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1186) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	158	$60,532	1.76%
Darden Restaurants, Inc.	316	59,073	1.72%
Target Corporation	417	56,306	1.64%
Kroger Company (The)	904	55,299	1.61%
Deckers Outdoor Corporation	265	53,897	1.57%
Canadian Imperial Bank of Commerce	852	53,846	1.57%
Williams-Sonoma, Inc.	290	53,654	1.56%
McCormick & Company, Inc.	699	53,283	1.55%
McDonald’s Corporation	184	53,223	1.55%
Discover Financial Services	307	53,189	1.55%
United Parcel Service, Class B	421	53,050	1.54%
CDW Corporation	304	52,889	1.54%
General Mills, Inc.	829	52,876	1.54%
Rockwell Automation, Inc.	184	52,695	1.53%
Clorox Company (The)	323	52,522	1.53%
Mettler-Toledo International, Inc.	43	52,502	1.53%
AT&T, Inc.	2,303	52,428	1.52%
Automatic Data Processing, Inc.	179	52,257	1.52%
Capital One Financial Corporation	292	52,081	1.51%
Agilent Technologies, Inc.	386	51,913	1.51%
Cognizant Technology Solutions Corporation	672	51,704	1.50%
O’Reilly Automotive, Inc.	44	51,688	1.50%
Church & Dwight Company, Inc.	493	51,624	1.50%
LyondellBasell Industries N.V., Class A	695	51,620	1.50%
Hershey Company (The)	305	51,583	1.50%
Sysco Corporation	674	51,542	1.50%
Realty Income Corporation	965	51,516	1.50%
PepsiCo, Inc.	338	51,432	1.50%
General Dynamics Corporation	195	51,413	1.50%
Waters Corporation	138	51,358	1.49%
International Flavors & Fragrances, Inc.	607	51,296	1.49%
Steris Corporation	249	51,263	1.49%
Cardinal Health, Inc.	433	51,163	1.49%
Ecolab, Inc.	218	51,013	1.48%
Amgen, Inc.	195	50,747	1.48%
Westinghouse Air Brake Technologies Corporation	267	50,674	1.47%
Marvell Technology, Inc.	459	50,647	1.47%
International Paper Company (The)	939	50,517	1.47%

See accompanying notes to financial statements.	CRM Funds
24

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Motorola Solutions, Inc.	109	$50,300	1.46%
Tractor Supply Company	948	50,281	1.46%
Constellation Brands, Inc.	227	50,245	1.46%
HCA Healthcare, Inc.	167	50,176	1.46%
Costco Wholesale Corporation	55	50,096	1.46%
Emerson Electric Company	403	49,983	1.45%
Cummins, Inc.	143	49,921	1.45%
Prologis, Inc.	471	49,775	1.45%
Restaurant Brands International, Inc.	762	49,660	1.44%
Lennox International, Inc.	81	49,600	1.44%
Extra Space Storage, Inc.	330	49,421	1.44%
Home Depot, Inc. (The)	127	49,249	1.43%
Caterpillar, Inc.	136	49,194	1.43%
Starbucks Corporation	538	49,094	1.43%
NetApp, Inc.	420	48,733	1.42%
Hubbell, Inc.	115	48,350	1.41%
Iron Mountain, Inc.	456	47,911	1.39%
W. W. Grainger, Inc.	45	47,884	1.39%
Watsco, Inc.	101	47,766	1.39%
Eaton Corporation PLC	144	47,627	1.38%
PACCAR, Inc.	458	47,594	1.38%
Fastenal Company	659	47,419	1.38%
Sherwin-Williams Company (The)	138	46,973	1.37%
Carlisle Companies, Inc.	124	45,598	1.33%
Old Dominion Freight Line, Inc.	257	45,287	1.32%
Omnicom Group, Inc.	525	45,139	1.31%
Western Digital Corporation	749	44,659	1.30%
Cintas Corporation	242	44,268	1.29%
United Rentals, Inc.	62	43,957	1.28%
CVS Health Corporation	933	41,896	1.22%
		$3,438,371	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1187) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	154	$58,717	1.70%
Darden Restaurants, Inc.	309	57,744	1.67%
Target Corporation	410	55,407	1.61%
Pfizer, Inc.	2,060	54,653	1.58%

See accompanying notes to financial statements.	CRM Funds
25

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Apple, Inc.	218	$54,551	1.58%
Williams-Sonoma, Inc.	289	53,595	1.55%
Deckers Outdoor Corporation	264	53,515	1.55%
Kroger Company (The)	872	53,327	1.55%
General Motors Company	992	52,824	1.53%
United Parcel Service, Class B	415	52,325	1.52%
Mettler-Toledo International, Inc.	42	51,916	1.50%
Discover Financial Services	299	51,728	1.50%
CDW Corporation	297	51,679	1.50%
McCormick & Company, Inc.	678	51,656	1.50%
Agilent Technologies, Inc.	384	51,588	1.49%
Marvell Technology, Inc.	467	51,580	1.49%
Waters Corporation	139	51,506	1.49%
General Mills, Inc.	808	51,506	1.49%
Hershey Company (The)	303	51,381	1.49%
Automatic Data Processing, Inc.	175	51,352	1.49%
McDonald’s Corporation	177	51,250	1.49%
Cardinal Health, Inc.	431	50,974	1.48%
Rockwell Automation, Inc.	178	50,928	1.48%
Capital One Financial Corporation	285	50,875	1.47%
O’Reilly Automotive, Inc.	43	50,842	1.47%
Church & Dwight Company, Inc.	485	50,785	1.47%
ON Semiconductor Corporation	805	50,777	1.47%
General Dynamics Corporation	192	50,700	1.47%
Clorox Company (The)	312	50,657	1.47%
AT&T, Inc.	2,222	50,588	1.47%
Realty Income Corporation	944	50,441	1.46%
Cognizant Technology Solutions Corporation	656	50,432	1.46%
Amgen, Inc.	193	50,301	1.46%
International Flavors & Fragrances, Inc.	595	50,296	1.46%
Canadian Imperial Bank of Commerce	795	50,280	1.46%
International Paper Company (The)	934	50,245	1.46%
Ford Motor Company	5,071	50,205	1.45%
PepsiCo, Inc.	330	50,163	1.45%
Steris Corporation	243	50,053	1.45%
Ecolab, Inc.	213	50,027	1.45%
Tractor Supply Company	937	49,725	1.44%
HCA Healthcare, Inc.	165	49,652	1.44%
Lennox International, Inc.	81	49,527	1.44%
Sysco Corporation	647	49,505	1.43%
Restaurant Brands International, Inc.	759	49,482	1.43%
Westinghouse Air Brake Technologies Corporation	261	49,463	1.43%
Motorola Solutions, Inc.	107	49,441	1.43%

See accompanying notes to financial statements.	CRM Funds
26

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Costco Wholesale Corporation	54	$49,387	1.43%
Emerson Electric Company	398	49,277	1.43%
Prologis, Inc.	465	49,179	1.43%
Constellation Brands, Inc.	221	48,854	1.42%
Cummins, Inc.	140	48,752	1.41%
Starbucks Corporation	534	48,686	1.41%
Caterpillar, Inc.	134	48,625	1.41%
Extra Space Storage, Inc.	324	48,401	1.40%
Home Depot, Inc. (The)	124	48,283	1.40%
NetApp, Inc.	411	47,719	1.38%
Hubbell, Inc.	113	47,477	1.38%
Eaton Corporation PLC	143	47,353	1.37%
Iron Mountain, Inc.	447	47,013	1.36%
W. W. Grainger, Inc.	45	46,948	1.36%
PACCAR, Inc.	450	46,822	1.36%
Fastenal Company	648	46,565	1.35%
Carlisle Companies, Inc.	121	44,761	1.30%
Omnicom Group, Inc.	513	44,166	1.28%
Western Digital Corporation	734	43,781	1.27%
United Rentals, Inc.	62	43,621	1.26%
Cintas Corporation	237	43,333	1.26%
CVS Health Corporation	931	41,798	1.21%
		$3,450,965	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1188) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Apple, Inc.	3,714	$930,103	27.02%
General Motors Company	16,887	899,586	26.13%
ON Semiconductor Corporation	13,559	854,900	24.83%
DocuSign, Inc.	8,430	758,215	22.02%
		$3,442,804	100.00%

See accompanying notes to financial statements.	CRM Funds
27

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1189) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	10,826	$1,144,336	33.86%
Extra Space Storage, Inc.	7,596	1,136,315	33.62%
DocuSign, Inc.	12,220	1,099,022	32.52%
		$3,379,673	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1190) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Target Corporation	5,402	$730,262	21.10%
DocuSign, Inc.	7,611	684,576	19.78%
Ford Motor Company	69,087	683,963	19.76%
Prologis, Inc.	6,448	681,525	19.69%
Extra Space Storage, Inc.	4,549	680,522	19.67%
		$3,460,848	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1191) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Darden Restaurants, Inc.	295	$55,139	1.60%
Pfizer, Inc.	1,965	52,123	1.51%
General Motors Company	953	50,740	1.47%
Apple, Inc.	201	50,359	1.46%
Ulta Beauty, Inc.	115	50,126	1.45%
Cardinal Health, Inc.	422	49,927	1.45%
Allstate Corporation (The)	256	49,438	1.43%
Kroger Company (The)	808	49,423	1.43%
Target Corporation	365	49,277	1.43%
General Dynamics Corporation	187	49,206	1.43%
Marvell Technology, Inc.	445	49,163	1.42%
Church & Dwight Company, Inc.	469	49,160	1.42%

See accompanying notes to financial statements.	CRM Funds
28

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Deckers Outdoor Corporation	242	$49,119	1.42%
Clorox Company (The)	301	48,891	1.42%
Progressive Corporation	203	48,731	1.41%
Steris Corporation	236	48,608	1.41%
McDonald’s Corporation	167	48,529	1.41%
United Parcel Service, Class B	384	48,409	1.40%
CDW Corporation	278	48,398	1.40%
General Mills, Inc.	757	48,259	1.40%
Automatic Data Processing, Inc.	165	48,247	1.40%
Discover Financial Services	278	48,178	1.40%
Williams-Sonoma, Inc.	260	48,167	1.40%
LyondellBasell Industries N.V., Class A	648	48,155	1.40%
PepsiCo, Inc.	316	48,079	1.39%
AT&T, Inc.	2,111	48,070	1.39%
Motorola Solutions, Inc.	104	47,922	1.39%
Realty Income Corporation	896	47,857	1.39%
Mettler-Toledo International, Inc.	39	47,737	1.38%
Waters Corporation	129	47,730	1.38%
International Flavors & Fragrances, Inc.	564	47,712	1.38%
Rockwell Automation, Inc.	167	47,637	1.38%
Capital One Financial Corporation	266	47,509	1.38%
Hershey Company (The)	280	47,426	1.37%
Lululemon Athletica, Inc.	124	47,418	1.37%
Ecolab, Inc.	202	47,319	1.37%
Amgen, Inc.	181	47,253	1.37%
HCA Healthcare, Inc.	157	47,211	1.37%
Sysco Corporation	617	47,169	1.37%
Agilent Technologies, Inc.	351	47,164	1.37%
Moody’s Corporation	100	47,161	1.37%
Emerson Electric Company	379	46,940	1.36%
Cognizant Technology Solutions Corporation	610	46,915	1.36%
NetApp, Inc.	404	46,909	1.36%
Prologis, Inc.	443	46,797	1.36%
Cummins, Inc.	134	46,683	1.35%
Canadian Imperial Bank of Commerce	736	46,564	1.35%
Extra Space Storage, Inc.	311	46,486	1.35%
McCormick & Company, Inc.	609	46,449	1.35%
O’Reilly Automotive, Inc.	39	46,318	1.34%
Restaurant Brands International, Inc.	710	46,288	1.34%
Caterpillar, Inc.	127	46,240	1.34%
Westinghouse Air Brake Technologies Corporation	243	46,101	1.34%
Iron Mountain, Inc.	438	46,071	1.34%
Tractor Supply Company	868	46,063	1.34%

See accompanying notes to financial statements.	CRM Funds
29

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
ON Semiconductor Corporation	729	$45,980	1.33%
Starbucks Corporation	504	45,957	1.33%
Lennox International, Inc.	75	45,936	1.33%
Home Depot, Inc. (The)	118	45,758	1.33%
Constellation Brands, Inc.	207	45,665	1.32%
Costco Wholesale Corporation	50	45,661	1.32%
Eaton Corporation PLC	137	45,454	1.32%
Hubbell, Inc.	108	45,435	1.32%
Sherwin-Williams Company (The)	133	45,302	1.31%
W. W. Grainger, Inc.	43	45,216	1.31%
Fastenal Company	625	44,972	1.30%
PACCAR, Inc.	428	44,507	1.29%
Blackstone, Inc.	258	44,419	1.29%
United Rentals, Inc.	62	43,813	1.27%
CVS Health Corporation	958	42,989	1.25%
Cintas Corporation	235	42,926	1.24%
Old Dominion Freight Line, Inc.	242	42,693	1.24%
Western Digital Corporation	709	42,286	1.23%
		$3,449,939	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1192) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	2,002	$53,111	1.54%
General Motors Company	971	51,731	1.50%
Marvell Technology, Inc.	466	51,462	1.50%
Apple, Inc.	205	51,293	1.49%
Cardinal Health, Inc.	432	51,139	1.49%
Allstate Corporation (The)	264	50,918	1.48%
General Dynamics Corporation	193	50,876	1.48%
Target Corporation	375	50,747	1.48%
Deckers Outdoor Corporation	249	50,642	1.47%
Church & Dwight Company, Inc.	482	50,451	1.47%
Progressive Corporation	209	50,130	1.46%
Clorox Company (The)	308	50,098	1.46%
Discover Financial Services	289	50,092	1.46%
Motorola Solutions, Inc.	108	49,958	1.45%
Lululemon Athletica, Inc.	130	49,886	1.45%
Automatic Data Processing, Inc.	170	49,765	1.45%

See accompanying notes to financial statements.	CRM Funds
30

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
United Parcel Service, Class B	394	$49,655	1.44%
CDW Corporation	285	49,645	1.44%
McDonald’s Corporation	171	49,635	1.44%
LyondellBasell Industries N.V., Class A	667	49,515	1.44%
AT&T, Inc.	2,174	49,506	1.44%
Realty Income Corporation	921	49,195	1.43%
Waters Corporation	133	49,191	1.43%
Williams-Sonoma, Inc.	265	49,143	1.43%
Kroger Company (The)	802	49,064	1.43%
Capital One Financial Corporation	275	49,021	1.43%
General Mills, Inc.	769	49,013	1.42%
HCA Healthcare, Inc.	163	48,861	1.42%
International Flavors & Fragrances, Inc.	576	48,742	1.42%
Sysco Corporation	637	48,687	1.42%
Mettler-Toledo International, Inc.	40	48,671	1.41%
PepsiCo, Inc.	320	48,602	1.41%
Cognizant Technology Solutions Corporation	632	48,596	1.41%
Moody’s Corporation	103	48,595	1.41%
Canadian Imperial Bank of Commerce	766	48,430	1.41%
Ford Motor Company	4,888	48,394	1.41%
Caterpillar, Inc.	133	48,385	1.41%
Amgen, Inc.	185	48,302	1.40%
Steris Corporation	235	48,242	1.40%
Prologis, Inc.	455	48,082	1.40%
Emerson Electric Company	387	47,989	1.40%
Rockwell Automation, Inc.	168	47,917	1.39%
Restaurant Brands International, Inc.	734	47,831	1.39%
Ecolab, Inc.	204	47,831	1.39%
Extra Space Storage, Inc.	320	47,810	1.39%
Cummins, Inc.	137	47,778	1.39%
NetApp, Inc.	411	47,733	1.39%
ON Semiconductor Corporation	757	47,716	1.39%
Westinghouse Air Brake Technologies Corporation	251	47,676	1.39%
Home Depot, Inc. (The)	123	47,672	1.39%
McCormick & Company, Inc.	624	47,563	1.38%
O’Reilly Automotive, Inc.	40	47,432	1.38%
Starbucks Corporation	519	47,378	1.38%
Iron Mountain, Inc.	450	47,276	1.37%
Tractor Supply Company	890	47,233	1.37%
Costco Wholesale Corporation	51	47,083	1.37%
Sherwin-Williams Company (The)	138	47,062	1.37%
Eaton Corporation PLC	142	46,998	1.37%
Constellation Brands, Inc.	212	46,875	1.36%

See accompanying notes to financial statements.	CRM Funds
31

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
PACCAR, Inc.	450	$46,836	1.36%
Hershey Company (The)	276	46,758	1.36%
Lennox International, Inc.	77	46,746	1.36%
Hubbell, Inc.	112	46,723	1.36%
W. W. Grainger, Inc.	44	46,591	1.35%
Fastenal Company	643	46,207	1.34%
Blackstone, Inc.	267	46,017	1.34%
CVS Health Corporation	1,024	45,984	1.34%
Western Digital Corporation	770	45,894	1.33%
United Rentals, Inc.	65	45,484	1.32%
Old Dominion Freight Line, Inc.	250	44,125	1.28%
Cintas Corporation	240	43,854	1.27%
		$3,439,543	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1193) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	2,042	$54,163	1.58%
General Motors Company	994	52,959	1.54%
Apple, Inc.	210	52,705	1.53%
Target Corporation	388	52,479	1.53%
General Dynamics Corporation	198	52,299	1.52%
Cardinal Health, Inc.	442	52,298	1.52%
Church & Dwight Company, Inc.	494	51,763	1.51%
CDW Corporation	297	51,624	1.50%
Automatic Data Processing, Inc.	176	51,514	1.50%
Kroger Company (The)	841	51,457	1.50%
Clorox Company (The)	317	51,435	1.50%
Discover Financial Services	297	51,401	1.50%
Motorola Solutions, Inc.	111	51,383	1.49%
Deckers Outdoor Corporation	253	51,329	1.49%
LyondellBasell Industries N.V., Class A	690	51,257	1.49%
Waters Corporation	138	51,218	1.49%
United Parcel Service, Class B	406	51,144	1.49%
McDonald’s Corporation	176	51,042	1.48%
Lululemon Athletica, Inc.	133	50,994	1.48%
Moody’s Corporation	107	50,552	1.47%
International Flavors & Fragrances, Inc.	598	50,520	1.47%
Capital One Financial Corporation	283	50,466	1.47%

See accompanying notes to financial statements.	CRM Funds
32

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Realty Income Corporation	944	$50,402	1.47%
AT&T, Inc.	2,210	50,323	1.46%
Amgen, Inc.	193	50,297	1.46%
PepsiCo, Inc.	331	50,269	1.46%
Rockwell Automation, Inc.	176	50,218	1.46%
Cognizant Technology Solutions Corporation	652	50,162	1.46%
Steris Corporation	244	50,112	1.46%
Mettler-Toledo International, Inc.	41	50,043	1.46%
Sysco Corporation	653	49,937	1.45%
General Mills, Inc.	783	49,937	1.45%
HCA Healthcare, Inc.	166	49,931	1.45%
ON Semiconductor Corporation	792	49,919	1.45%
Canadian Imperial Bank of Commerce	789	49,918	1.45%
Restaurant Brands International, Inc.	765	49,852	1.45%
Caterpillar, Inc.	137	49,787	1.45%
Ford Motor Company	5,026	49,760	1.45%
NetApp, Inc.	428	49,709	1.45%
Emerson Electric Company	401	49,708	1.45%
Prologis, Inc.	470	49,671	1.44%
Westinghouse Air Brake Technologies Corporation	262	49,584	1.44%
Cummins, Inc.	142	49,536	1.44%
Williams-Sonoma, Inc.	267	49,434	1.44%
McCormick & Company, Inc.	648	49,423	1.44%
Extra Space Storage, Inc.	330	49,384	1.44%
Iron Mountain, Inc.	467	49,054	1.43%
Starbucks Corporation	536	48,916	1.42%
Ecolab, Inc.	209	48,909	1.42%
O’Reilly Automotive, Inc.	41	48,738	1.42%
Home Depot, Inc. (The)	125	48,718	1.42%
Sherwin-Williams Company (The)	143	48,703	1.42%
Eaton Corporation PLC	147	48,682	1.42%
Tractor Supply Company	915	48,537	1.41%
Costco Wholesale Corporation	53	48,366	1.41%
Hershey Company (The)	285	48,301	1.40%
Hubbell, Inc.	115	48,225	1.40%
W. W. Grainger, Inc.	46	48,175	1.40%
Constellation Brands, Inc.	218	48,157	1.40%
PACCAR, Inc.	462	48,069	1.40%
Lennox International, Inc.	79	47,885	1.39%
Fastenal Company	666	47,857	1.39%
Western Digital Corporation	802	47,820	1.39%
Blackstone, Inc.	277	47,789	1.39%
Marvell Technology, Inc.	432	47,761	1.39%

See accompanying notes to financial statements.	CRM Funds
33

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,058	$47,484	1.38%
United Rentals, Inc.	67	47,236	1.37%
Old Dominion Freight Line, Inc.	260	45,903	1.34%
Cintas Corporation	247	45,172	1.31%
		$3,437,775	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1194) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	2,149	$57,011	1.66%
Ulta Beauty, Inc.	128	55,556	1.61%
Target Corporation	410	55,379	1.61%
General Motors Company	1,039	55,330	1.61%
Cardinal Health, Inc.	466	55,061	1.60%
Apple, Inc.	216	54,127	1.57%
AT&T, Inc.	2,376	54,094	1.57%
LyondellBasell Industries N.V., Class A	727	53,963	1.57%
Waters Corporation	145	53,821	1.56%
General Dynamics Corporation	204	53,734	1.56%
Church & Dwight Company, Inc.	513	53,691	1.56%
Motorola Solutions, Inc.	116	53,677	1.56%
Clorox Company (The)	330	53,601	1.56%
Automatic Data Processing, Inc.	183	53,515	1.55%
Kroger Company (The)	875	53,499	1.55%
Lululemon Athletica, Inc.	139	53,240	1.55%
United Parcel Service, Class B	422	53,226	1.55%
Discover Financial Services	307	53,201	1.54%
Starbucks Corporation	583	53,171	1.54%
CDW Corporation	305	53,116	1.54%
Realty Income Corporation	994	53,097	1.54%
Amgen, Inc.	204	53,068	1.54%
Agilent Technologies, Inc.	394	52,948	1.54%
PepsiCo, Inc.	348	52,883	1.54%
Steris Corporation	257	52,854	1.53%
McDonald’s Corporation	182	52,835	1.53%
General Mills, Inc.	827	52,747	1.53%
Mettler-Toledo International, Inc.	43	52,666	1.53%
International Flavors & Fragrances, Inc.	623	52,642	1.53%
HCA Healthcare, Inc.	175	52,604	1.53%

See accompanying notes to financial statements.	CRM Funds
34

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Restaurant Brands International, Inc.	804	$52,380	1.52%
Rockwell Automation, Inc.	183	52,373	1.52%
Sysco Corporation	685	52,350	1.52%
Capital One Financial Corporation	293	52,270	1.52%
CVS Health Corporation	1,164	52,270	1.52%
Deckers Outdoor Corporation	257	52,197	1.52%
Extra Space Storage, Inc.	349	52,168	1.51%
Tractor Supply Company	981	52,059	1.51%
Caterpillar, Inc.	143	51,947	1.51%
Canadian Imperial Bank of Commerce	820	51,858	1.51%
Williams-Sonoma, Inc.	280	51,786	1.50%
Cognizant Technology Solutions Corporation	672	51,706	1.50%
Emerson Electric Company	417	51,652	1.50%
McCormick & Company, Inc.	677	51,601	1.50%
Hershey Company (The)	304	51,566	1.50%
Cummins, Inc.	148	51,544	1.50%
ON Semiconductor Corporation	817	51,496	1.50%
Constellation Brands, Inc.	233	51,484	1.49%
Home Depot, Inc. (The)	132	51,391	1.49%
Iron Mountain, Inc.	488	51,248	1.49%
Ecolab, Inc.	218	51,185	1.49%
Westinghouse Air Brake Technologies Corporation	268	50,852	1.48%
O’Reilly Automotive, Inc.	43	50,709	1.47%
Eaton Corporation PLC	153	50,704	1.47%
PACCAR, Inc.	483	50,247	1.46%
W. W. Grainger, Inc.	48	50,175	1.46%
Costco Wholesale Corporation	55	50,074	1.45%
United Rentals, Inc.	71	49,972	1.45%
NetApp, Inc.	430	49,949	1.45%
Fastenal Company	694	49,934	1.45%
Hubbell, Inc.	119	49,864	1.45%
Western Digital Corporation	831	49,549	1.44%
Lennox International, Inc.	81	49,490	1.44%
Old Dominion Freight Line, Inc.	273	48,125	1.40%
Marvell Technology, Inc.	435	48,029	1.39%
Cintas Corporation	256	46,806	1.36%
		$3,443,367	100.00%

See accompanying notes to financial statements.	CRM Funds
35

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1195) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	1,120	$59,656	1.73%
Target Corporation	435	58,840	1.71%
Cardinal Health, Inc.	495	58,494	1.70%
CVS Health Corporation	1,301	58,388	1.70%
Pfizer, Inc.	2,167	57,499	1.67%
Motorola Solutions, Inc.	124	57,342	1.67%
Kroger Company (The)	936	57,263	1.66%
AT&T, Inc.	2,509	57,132	1.66%
Clorox Company (The)	351	56,963	1.66%
General Dynamics Corporation	216	56,909	1.65%
Ford Motor Company	5,745	56,880	1.65%
Waters Corporation	153	56,862	1.65%
Starbucks Corporation	622	56,760	1.65%
Automatic Data Processing, Inc.	194	56,732	1.65%
Church & Dwight Company, Inc.	541	56,692	1.65%
Apple, Inc.	226	56,591	1.64%
CDW Corporation	324	56,433	1.64%
Agilent Technologies, Inc.	420	56,392	1.64%
Capital One Financial Corporation	316	56,378	1.64%
Marvell Technology, Inc.	510	56,364	1.64%
Mettler-Toledo International, Inc.	46	56,216	1.63%
Steris Corporation	273	56,202	1.63%
Amgen, Inc.	215	56,139	1.63%
Sysco Corporation	734	56,130	1.63%
Realty Income Corporation	1,051	56,116	1.63%
McDonald’s Corporation	193	56,085	1.63%
Lululemon Athletica, Inc.	147	56,083	1.63%
HCA Healthcare, Inc.	186	55,862	1.62%
International Flavors & Fragrances, Inc.	660	55,817	1.62%
PepsiCo, Inc.	367	55,785	1.62%
Rockwell Automation, Inc.	195	55,779	1.62%
Prologis, Inc.	526	55,614	1.62%
Extra Space Storage, Inc.	371	55,469	1.61%
Emerson Electric Company	447	55,426	1.61%
General Mills, Inc.	869	55,406	1.61%
Restaurant Brands International, Inc.	849	55,330	1.61%
Deckers Outdoor Corporation	272	55,300	1.61%
Caterpillar, Inc.	152	55,295	1.61%

See accompanying notes to financial statements.	CRM Funds
36

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Cummins, Inc.	159	$55,279	1.61%
Tractor Supply Company	1,041	55,220	1.60%
Canadian Imperial Bank of Commerce	871	55,078	1.60%
Westinghouse Air Brake Technologies Corporation	289	54,797	1.59%
Eaton Corporation PLC	165	54,772	1.59%
Iron Mountain, Inc.	520	54,691	1.59%
Hershey Company (The)	322	54,612	1.59%
Home Depot, Inc. (The)	140	54,550	1.59%
Ecolab, Inc.	233	54,525	1.58%
O’Reilly Automotive, Inc.	46	54,511	1.58%
McCormick & Company, Inc.	713	54,379	1.58%
Cognizant Technology Solutions Corporation	707	54,363	1.58%
Constellation Brands, Inc.	246	54,311	1.58%
NetApp, Inc.	468	54,285	1.58%
W. W. Grainger, Inc.	51	53,894	1.57%
Williams-Sonoma, Inc.	289	53,517	1.55%
Costco Wholesale Corporation	58	53,444	1.55%
PACCAR, Inc.	513	53,363	1.55%
ON Semiconductor Corporation	846	53,316	1.55%
Lennox International, Inc.	87	53,076	1.54%
Fastenal Company	738	53,055	1.54%
Western Digital Corporation	886	52,842	1.54%
Old Dominion Freight Line, Inc.	288	50,782	1.48%
Cintas Corporation	275	50,223	1.46%
		$3,441,509	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1196) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	1,195	$63,647	1.85%
Marvell Technology, Inc.	567	62,661	1.82%
Target Corporation	457	61,775	1.79%
Discover Financial Services	355	61,492	1.78%
Waters Corporation	166	61,476	1.78%
Lululemon Athletica, Inc.	161	61,388	1.78%
Pfizer, Inc.	2,307	61,204	1.77%
Cardinal Health, Inc.	515	60,944	1.77%
United Parcel Service, Class B	482	60,827	1.76%
Starbucks Corporation	664	60,625	1.76%

See accompanying notes to financial statements.	CRM Funds
37

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
CDW Corporation	348	$60,616	1.76%
Automatic Data Processing, Inc.	207	60,603	1.76%
AT&T, Inc.	2,657	60,498	1.75%
Emerson Electric Company	488	60,484	1.75%
Agilent Technologies, Inc.	449	60,325	1.75%
Apple, Inc.	241	60,298	1.75%
Deckers Outdoor Corporation	296	60,205	1.75%
Mettler-Toledo International, Inc.	49	60,182	1.74%
Amgen, Inc.	231	60,157	1.74%
Moody’s Corporation	127	60,144	1.74%
General Dynamics Corporation	228	60,005	1.74%
Kroger Company (The)	981	59,983	1.74%
Clorox Company (The)	369	59,982	1.74%
Blackstone, Inc.	348	59,978	1.74%
HCA Healthcare, Inc.	200	59,927	1.74%
Tractor Supply Company	1,126	59,752	1.73%
Motorola Solutions, Inc.	129	59,670	1.73%
General Mills, Inc.	935	59,597	1.73%
Caterpillar, Inc.	164	59,542	1.73%
McDonald’s Corporation	205	59,524	1.73%
Westinghouse Air Brake Technologies Corporation	314	59,514	1.73%
Williams-Sonoma, Inc.	321	59,442	1.72%
Cummins, Inc.	170	59,372	1.72%
Rockwell Automation, Inc.	208	59,333	1.72%
Steris Corporation	289	59,309	1.72%
Sysco Corporation	775	59,247	1.72%
CVS Health Corporation	1,319	59,213	1.72%
International Flavors & Fragrances, Inc.	700	59,161	1.72%
Eaton Corporation PLC	178	59,148	1.71%
Church & Dwight Company, Inc.	564	59,079	1.71%
Restaurant Brands International, Inc.	906	59,030	1.71%
Home Depot, Inc. (The)	152	58,995	1.71%
Ecolab, Inc.	251	58,888	1.71%
PepsiCo, Inc.	387	58,811	1.70%
Cognizant Technology Solutions Corporation	763	58,690	1.70%
Hershey Company (The)	346	58,651	1.70%
NetApp, Inc.	505	58,587	1.70%
ON Semiconductor Corporation	920	57,998	1.68%
Constellation Brands, Inc.	262	57,815	1.68%
O’Reilly Automotive, Inc.	49	57,810	1.68%
W. W. Grainger, Inc.	55	57,687	1.67%
PACCAR, Inc.	554	57,644	1.67%
Fastenal Company	800	57,535	1.67%

See accompanying notes to financial statements.	CRM Funds
38

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
McCormick & Company, Inc.	754	$57,517	1.67%
Lennox International, Inc.	94	57,012	1.65%
Costco Wholesale Corporation	62	56,727	1.64%
Western Digital Corporation	940	56,052	1.62%
Cintas Corporation	292	53,389	1.55%
		$3,449,167	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1197) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	1,041	$55,438	1.60%
Target Corporation	402	54,297	1.57%
Williams-Sonoma, Inc.	292	54,020	1.56%
Pfizer, Inc.	2,033	53,934	1.56%
Waters Corporation	145	53,893	1.56%
United Parcel Service, Class B	427	53,863	1.55%
Starbucks Corporation	590	53,859	1.55%
CVS Health Corporation	1,197	53,717	1.55%
Moody’s Corporation	113	53,668	1.55%
Lululemon Athletica, Inc.	140	53,633	1.55%
Discover Financial Services	309	53,615	1.55%
Ulta Beauty, Inc.	123	53,548	1.55%
Blackstone, Inc.	310	53,478	1.54%
Darden Restaurants, Inc.	286	53,317	1.54%
Ford Motor Company	5,379	53,250	1.54%
Mettler-Toledo International, Inc.	43	53,156	1.53%
Emerson Electric Company	428	53,066	1.53%
General Dynamics Corporation	201	53,035	1.53%
Marvell Technology, Inc.	480	53,032	1.53%
Cardinal Health, Inc.	448	52,958	1.53%
Home Depot, Inc. (The)	136	52,929	1.53%
AT&T, Inc.	2,321	52,853	1.53%
HCA Healthcare, Inc.	176	52,852	1.53%
Agilent Technologies, Inc.	393	52,841	1.52%
W. R. Berkley Corporation	903	52,831	1.52%
Johnson & Johnson	365	52,768	1.52%
Caterpillar, Inc.	145	52,736	1.52%
Steris Corporation	256	52,702	1.52%
Automatic Data Processing, Inc.	180	52,641	1.52%

See accompanying notes to financial statements.	CRM Funds
39

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Tractor Supply Company	992	$52,637	1.52%
CDW Corporation	302	52,619	1.52%
PepsiCo, Inc.	346	52,593	1.52%
Kroger Company (The)	859	52,552	1.52%
Apple, Inc.	210	52,521	1.52%
Hershey Company (The)	310	52,516	1.52%
Western Digital Corporation	879	52,398	1.51%
Westinghouse Air Brake Technologies Corporation	276	52,397	1.51%
Progressive Corporation	219	52,367	1.51%
Cintas Corporation	287	52,363	1.51%
Rockwell Automation, Inc.	183	52,350	1.51%
McDonald’s Corporation	181	52,328	1.51%
Sysco Corporation	684	52,327	1.51%
Amgen, Inc.	201	52,279	1.51%
Cummins, Inc.	150	52,224	1.51%
Motorola Solutions, Inc.	113	52,210	1.51%
General Mills, Inc.	818	52,193	1.51%
NetApp, Inc.	449	52,164	1.51%
Ecolab, Inc.	222	52,120	1.50%
Restaurant Brands International, Inc.	800	52,117	1.50%
Clorox Company (The)	319	51,840	1.50%
Deckers Outdoor Corporation	255	51,830	1.50%
Church & Dwight Company, Inc.	495	51,825	1.50%
Eaton Corporation PLC	156	51,801	1.49%
Hubbell, Inc.	123	51,691	1.49%
International Flavors & Fragrances, Inc.	610	51,542	1.49%
Lennox International, Inc.	85	51,495	1.49%
O’Reilly Automotive, Inc.	43	51,156	1.48%
W. W. Grainger, Inc.	48	51,057	1.47%
McCormick & Company, Inc.	670	51,050	1.47%
Constellation Brands, Inc.	231	50,993	1.47%
ON Semiconductor Corporation	808	50,974	1.47%
Fastenal Company	708	50,889	1.47%
PACCAR, Inc.	487	50,688	1.46%
Cognizant Technology Solutions Corporation	659	50,682	1.46%
Costco Wholesale Corporation	55	50,275	1.45%
Old Dominion Freight Line, Inc.	279	49,225	1.42%
		$3,464,218	100.00%

See accompanying notes to financial statements.	CRM Funds
40

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1198) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Starbucks Corporation	590	$53,818	1.56%
General Motors Company	1,001	53,346	1.55%
Target Corporation	395	53,344	1.55%
Moody’s Corporation	111	52,665	1.53%
CVS Health Corporation	1,170	52,503	1.52%
Ulta Beauty, Inc.	121	52,477	1.52%
Blackstone, Inc.	304	52,363	1.52%
Williams-Sonoma, Inc.	282	52,307	1.52%
Lululemon Athletica, Inc.	137	52,292	1.52%
Waters Corporation	141	52,281	1.52%
Pfizer, Inc.	1,968	52,218	1.52%
United Parcel Service, Class B	413	52,057	1.51%
General Mills, Inc.	816	52,014	1.51%
Johnson & Johnson	359	51,937	1.51%
AT&T, Inc.	2,281	51,929	1.51%
Discover Financial Services	300	51,905	1.51%
Iron Mountain, Inc.	494	51,889	1.51%
Cardinal Health, Inc.	439	51,879	1.51%
General Dynamics Corporation	197	51,854	1.50%
W. R. Berkley Corporation	886	51,839	1.50%
Agilent Technologies, Inc.	386	51,818	1.50%
Emerson Electric Company	418	51,817	1.50%
Progressive Corporation	216	51,806	1.50%
CDW Corporation	297	51,738	1.50%
Automatic Data Processing, Inc.	176	51,656	1.50%
PepsiCo, Inc.	340	51,636	1.50%
Darden Restaurants, Inc.	277	51,635	1.50%
Hershey Company (The)	305	51,606	1.50%
Mettler-Toledo International, Inc.	42	51,586	1.50%
Sysco Corporation	674	51,540	1.50%
Cummins, Inc.	148	51,473	1.49%
Caterpillar, Inc.	142	51,419	1.49%
Home Depot, Inc. (The)	132	51,407	1.49%
Steris Corporation	250	51,401	1.49%
McDonald’s Corporation	177	51,389	1.49%
Western Digital Corporation	861	51,358	1.49%
Amgen, Inc.	197	51,344	1.49%
Kroger Company (The)	839	51,296	1.49%

See accompanying notes to financial statements.	CRM Funds
41

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	171	$51,291	1.49%
PACCAR, Inc.	493	51,243	1.49%
Clorox Company (The)	316	51,243	1.49%
Marvell Technology, Inc.	464	51,211	1.49%
Church & Dwight Company, Inc.	489	51,204	1.49%
Rockwell Automation, Inc.	179	51,167	1.49%
International Flavors & Fragrances, Inc.	605	51,163	1.48%
Tractor Supply Company	962	51,056	1.48%
Apple, Inc.	204	51,054	1.48%
Motorola Solutions, Inc.	110	51,032	1.48%
Ecolab, Inc.	218	51,019	1.48%
Westinghouse Air Brake Technologies Corporation	269	50,959	1.48%
Eaton Corporation PLC	153	50,925	1.48%
Hubbell, Inc.	122	50,922	1.48%
NetApp, Inc.	438	50,845	1.48%
Cintas Corporation	278	50,707	1.47%
Restaurant Brands International, Inc.	777	50,648	1.47%
United Rentals, Inc.	72	50,577	1.47%
O’Reilly Automotive, Inc.	43	50,466	1.46%
Old Dominion Freight Line, Inc.	286	50,462	1.46%
Constellation Brands, Inc.	228	50,372	1.46%
Cognizant Technology Solutions Corporation	655	50,358	1.46%
Lennox International, Inc.	83	50,316	1.46%
McCormick & Company, Inc.	658	50,160	1.46%
W. W. Grainger, Inc.	47	50,036	1.45%
Deckers Outdoor Corporation	246	49,946	1.45%
ON Semiconductor Corporation	792	49,943	1.45%
Fastenal Company	693	49,866	1.45%
Costco Wholesale Corporation	54	49,828	1.45%
		$3,444,861	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1199) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Starbucks Corporation	567	$51,736	1.50%
Target Corporation	376	50,801	1.48%
CVS Health Corporation	1,123	50,418	1.47%
General Motors Company	943	50,245	1.46%
Ulta Beauty, Inc.	116	50,245	1.46%

See accompanying notes to financial statements.	CRM Funds
42

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Darden Restaurants, Inc.	268	$50,085	1.46%
Realty Income Corporation	935	49,959	1.45%
PepsiCo, Inc.	328	49,828	1.45%
General Mills, Inc.	780	49,747	1.45%
Waters Corporation	134	49,739	1.45%
Kroger Company (The)	813	49,730	1.45%
United Parcel Service, Class B	394	49,714	1.44%
Hershey Company (The)	293	49,678	1.44%
W. R. Berkley Corporation	849	49,669	1.44%
Blackstone, Inc.	288	49,642	1.44%
Ford Motor Company	5,008	49,576	1.44%
Emerson Electric Company	400	49,576	1.44%
Cardinal Health, Inc.	419	49,542	1.44%
Moody’s Corporation	105	49,535	1.44%
Iron Mountain, Inc.	471	49,524	1.44%
Agilent Technologies, Inc.	368	49,480	1.44%
Lululemon Athletica, Inc.	129	49,436	1.44%
International Flavors & Fragrances, Inc.	585	49,435	1.44%
AT&T, Inc.	2,171	49,424	1.44%
Clorox Company (The)	304	49,369	1.43%
Johnson & Johnson	341	49,354	1.43%
McDonald’s Corporation	170	49,337	1.43%
Automatic Data Processing, Inc.	169	49,336	1.43%
Sysco Corporation	645	49,298	1.43%
Progressive Corporation	206	49,288	1.43%
General Dynamics Corporation	187	49,258	1.43%
PACCAR, Inc.	474	49,254	1.43%
Pfizer, Inc.	1,856	49,242	1.43%
Church & Dwight Company, Inc.	470	49,237	1.43%
Williams-Sonoma, Inc.	266	49,220	1.43%
Caterpillar, Inc.	136	49,219	1.43%
Cummins, Inc.	141	49,219	1.43%
Discover Financial Services	284	49,212	1.43%
CDW Corporation	282	49,147	1.43%
Mettler-Toledo International, Inc.	40	49,146	1.43%
Home Depot, Inc. (The)	126	49,139	1.43%
Westinghouse Air Brake Technologies Corporation	259	49,094	1.43%
HCA Healthcare, Inc.	163	49,025	1.42%
Steris Corporation	238	48,994	1.42%
Tractor Supply Company	923	48,994	1.42%
Rockwell Automation, Inc.	171	48,989	1.42%
Amgen, Inc.	188	48,945	1.42%
Restaurant Brands International, Inc.	749	48,812	1.42%

See accompanying notes to financial statements.	CRM Funds
43

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Motorola Solutions, Inc.	106	$48,780	1.42%
Canadian Imperial Bank of Commerce	771	48,766	1.42%
Hubbell, Inc.	116	48,760	1.42%
NetApp, Inc.	420	48,736	1.42%
Eaton Corporation PLC	147	48,718	1.42%
O’Reilly Automotive, Inc.	41	48,694	1.42%
Apple, Inc.	194	48,634	1.41%
Ecolab, Inc.	207	48,587	1.41%
Old Dominion Freight Line, Inc.	275	48,541	1.41%
United Rentals, Inc.	69	48,531	1.41%
Deckers Outdoor Corporation	239	48,487	1.41%
Cintas Corporation	265	48,405	1.41%
Constellation Brands, Inc.	219	48,402	1.41%
McCormick & Company, Inc.	635	48,376	1.41%
Lennox International, Inc.	79	48,326	1.40%
W. W. Grainger, Inc.	46	48,280	1.40%
Cognizant Technology Solutions Corporation	628	48,258	1.40%
Marvell Technology, Inc.	436	48,133	1.40%
Western Digital Corporation	805	48,021	1.40%
Fastenal Company	666	47,865	1.39%
Costco Wholesale Corporation	52	47,820	1.39%
ON Semiconductor Corporation	744	46,912	1.36%
		$3,440,924	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1200) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Target Corporation	388	$52,400	1.53%
Starbucks Corporation	571	52,087	1.52%
CVS Health Corporation	1,160	52,064	1.52%
General Mills, Inc.	805	51,346	1.50%
Darden Restaurants, Inc.	275	51,333	1.50%
Ulta Beauty, Inc.	118	51,277	1.49%
United Parcel Service, Class B	406	51,257	1.49%
W. R. Berkley Corporation	874	51,156	1.49%
Iron Mountain, Inc.	486	51,094	1.49%
General Motors Company	959	51,092	1.49%
Cardinal Health, Inc.	432	51,080	1.49%
PepsiCo, Inc.	336	51,070	1.49%

See accompanying notes to financial statements.	CRM Funds
44

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Waters Corporation	138	$51,024	1.49%
Clorox Company (The)	314	51,002	1.49%
International Flavors & Fragrances, Inc.	603	50,984	1.49%
Hershey Company (The)	301	50,979	1.49%
Restaurant Brands International, Inc.	782	50,962	1.48%
AT&T, Inc.	2,236	50,920	1.48%
Pfizer, Inc.	1,919	50,919	1.48%
Johnson & Johnson	352	50,889	1.48%
Lululemon Athletica, Inc.	133	50,886	1.48%
General Dynamics Corporation	193	50,857	1.48%
Kroger Company (The)	830	50,758	1.48%
PACCAR, Inc.	488	50,756	1.48%
Ford Motor Company	5,122	50,707	1.48%
Automatic Data Processing, Inc.	173	50,676	1.48%
Agilent Technologies, Inc.	377	50,658	1.48%
CDW Corporation	291	50,653	1.48%
Caterpillar, Inc.	140	50,650	1.48%
Williams-Sonoma, Inc.	273	50,625	1.47%
Sysco Corporation	662	50,614	1.47%
McDonald’s Corporation	175	50,606	1.47%
Amgen, Inc.	194	50,575	1.47%
Moody’s Corporation	107	50,573	1.47%
HCA Healthcare, Inc.	168	50,569	1.47%
Cummins, Inc.	145	50,561	1.47%
Progressive Corporation	211	50,556	1.47%
Steris Corporation	246	50,555	1.47%
Church & Dwight Company, Inc.	482	50,478	1.47%
Home Depot, Inc. (The)	130	50,396	1.47%
Mettler-Toledo International, Inc.	41	50,391	1.47%
Emerson Electric Company	407	50,387	1.47%
Blackstone, Inc.	292	50,367	1.47%
Discover Financial Services	291	50,348	1.47%
Constellation Brands, Inc.	228	50,320	1.47%
Motorola Solutions, Inc.	109	50,212	1.46%
Rockwell Automation, Inc.	176	50,196	1.46%
McCormick & Company, Inc.	658	50,145	1.46%
NetApp, Inc.	432	50,130	1.46%
Westinghouse Air Brake Technologies Corporation	264	50,114	1.46%
Deckers Outdoor Corporation	247	50,108	1.46%
Tractor Supply Company	942	49,975	1.46%
Ecolab, Inc.	213	49,953	1.46%
Eaton Corporation PLC	150	49,869	1.45%
Old Dominion Freight Line, Inc.	283	49,861	1.45%

See accompanying notes to financial statements.	CRM Funds
45

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
O’Reilly Automotive, Inc.	42	$49,816	1.45%
Cintas Corporation	272	49,783	1.45%
Apple, Inc.	199	49,776	1.45%
Hubbell, Inc.	119	49,760	1.45%
United Rentals, Inc.	71	49,701	1.45%
Cognizant Technology Solutions Corporation	646	49,650	1.45%
Western Digital Corporation	832	49,600	1.45%
W. W. Grainger, Inc.	47	49,585	1.44%
Lennox International, Inc.	81	49,547	1.44%
Fastenal Company	683	49,135	1.43%
Costco Wholesale Corporation	54	49,044	1.43%
Marvell Technology, Inc.	443	48,888	1.42%
ON Semiconductor Corporation	756	47,656	1.39%
		$3,431,961	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1201) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
General Mills, Inc.	798	$50,895	1.48%
CVS Health Corporation	1,133	50,853	1.48%
Pfizer, Inc.	1,916	50,829	1.47%
United Parcel Service, Class B	403	50,782	1.47%
PepsiCo, Inc.	334	50,760	1.47%
International Flavors & Fragrances, Inc.	599	50,659	1.47%
Hershey Company (The)	299	50,639	1.47%
Iron Mountain, Inc.	481	50,589	1.47%
Johnson & Johnson	350	50,551	1.47%
Starbucks Corporation	554	50,549	1.47%
Cardinal Health, Inc.	427	50,490	1.46%
AT&T, Inc.	2,216	50,466	1.46%
HCA Healthcare, Inc.	168	50,448	1.46%
Lululemon Athletica, Inc.	132	50,437	1.46%
Target Corporation	373	50,436	1.46%
Clorox Company (The)	310	50,403	1.46%
Amgen, Inc.	193	50,396	1.46%
Restaurant Brands International, Inc.	773	50,377	1.46%
Darden Restaurants, Inc.	270	50,356	1.46%
Agilent Technologies, Inc.	375	50,329	1.46%
Sysco Corporation	658	50,327	1.46%

See accompanying notes to financial statements.	CRM Funds
46

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
W. R. Berkley Corporation	859	$50,285	1.46%
Caterpillar, Inc.	139	50,283	1.46%
General Dynamics Corporation	191	50,259	1.46%
Williams-Sonoma, Inc.	271	50,222	1.46%
Cintas Corporation	275	50,219	1.46%
PACCAR, Inc.	483	50,206	1.46%
Constellation Brands, Inc.	227	50,145	1.45%
Progressive Corporation	209	50,138	1.45%
Automatic Data Processing, Inc.	171	50,117	1.45%
Steris Corporation	244	50,117	1.45%
Waters Corporation	135	50,104	1.45%
Home Depot, Inc. (The)	129	50,095	1.45%
Cummins, Inc.	144	50,089	1.45%
Moody’s Corporation	106	50,060	1.45%
McDonald’s Corporation	173	50,039	1.45%
General Motors Company	939	50,032	1.45%
Ford Motor Company	5,053	50,028	1.45%
Mettler-Toledo International, Inc.	41	50,004	1.45%
O’Reilly Automotive, Inc.	42	50,002	1.45%
CDW Corporation	287	50,002	1.45%
Canadian Imperial Bank of Commerce	790	49,924	1.45%
Church & Dwight Company, Inc.	477	49,919	1.45%
NetApp, Inc.	430	49,911	1.45%
Motorola Solutions, Inc.	108	49,907	1.45%
Emerson Electric Company	403	49,897	1.45%
McCormick & Company, Inc.	654	49,847	1.45%
Discover Financial Services	288	49,826	1.45%
Ecolab, Inc.	213	49,815	1.44%
Westinghouse Air Brake Technologies Corporation	262	49,766	1.44%
Blackstone, Inc.	288	49,722	1.44%
Eaton Corporation PLC	150	49,647	1.44%
Ulta Beauty, Inc.	114	49,601	1.44%
Kroger Company (The)	811	49,582	1.44%
W. W. Grainger, Inc.	47	49,544	1.44%
Hubbell, Inc.	118	49,519	1.44%
Rockwell Automation, Inc.	173	49,486	1.44%
Old Dominion Freight Line, Inc.	280	49,473	1.43%
United Rentals, Inc.	70	49,368	1.43%
Deckers Outdoor Corporation	243	49,346	1.43%
Lennox International, Inc.	81	49,243	1.43%
Apple, Inc.	196	49,197	1.43%
Western Digital Corporation	825	49,172	1.43%
Fastenal Company	684	49,171	1.43%

See accompanying notes to financial statements.	CRM Funds
47

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Cognizant Technology Solutions Corporation	637	$48,982	1.42%
Costco Wholesale Corporation	53	48,765	1.41%
Tractor Supply Company	917	48,659	1.41%
Marvell Technology, Inc.	440	48,574	1.41%
ON Semiconductor Corporation	759	47,873	1.39%
		$3,447,753	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1202) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances, Inc.	1,032	$87,286	2.53%
General Mills, Inc.	1,366	87,082	2.52%
Johnson & Johnson	602	87,069	2.52%
Pfizer, Inc.	3,281	87,032	2.52%
Clorox Company (The)	536	87,011	2.52%
AT&T, Inc.	3,820	86,984	2.52%
PepsiCo, Inc.	571	86,853	2.52%
Progressive Corporation	362	86,817	2.51%
Sysco Corporation	1,135	86,771	2.51%
Moody’s Corporation	183	86,707	2.51%
Cardinal Health, Inc.	733	86,690	2.51%
NetApp, Inc.	747	86,670	2.51%
W. R. Berkley Corporation	1,481	86,661	2.51%
Amgen, Inc.	332	86,659	2.51%
Constellation Brands, Inc.	392	86,657	2.51%
HCA Healthcare, Inc.	289	86,643	2.51%
Discover Financial Services	500	86,642	2.51%
Mettler-Toledo International, Inc.	71	86,581	2.51%
Agilent Technologies, Inc.	644	86,554	2.51%
Blackstone, Inc.	502	86,530	2.51%
O’Reilly Automotive, Inc.	73	86,485	2.51%
Waters Corporation	233	86,484	2.51%
Home Depot, Inc. (The)	222	86,467	2.50%
CDW Corporation	497	86,448	2.50%
McCormick & Company, Inc.	1,133	86,409	2.50%
Motorola Solutions, Inc.	187	86,375	2.50%
Lululemon Athletica, Inc.	226	86,365	2.50%
Church & Dwight Company, Inc.	824	86,314	2.50%
Steris Corporation	420	86,311	2.50%

See accompanying notes to financial statements.	CRM Funds
48

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Hershey Company (The)	508	$86,102	2.49%
Ecolab, Inc.	367	86,064	2.49%
Western Digital Corporation	1,439	85,788	2.49%
General Motors Company	1,609	85,703	2.48%
Kroger Company (The)	1,401	85,661	2.48%
Deckers Outdoor Corporation	422	85,633	2.48%
Apple, Inc.	342	85,561	2.48%
Costco Wholesale Corporation	93	85,150	2.47%
Marvell Technology, Inc.	769	84,891	2.46%
Cognizant Technology Solutions Corporation	1,103	84,792	2.46%
ON Semiconductor Corporation	1,323	83,412	2.42%
		$3,452,314	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1203) Index total return swap with Morgan Stanley Bank as of December 31, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,100	$49,380	1.42%
Extra Space Storage, Inc.	328	49,106	1.41%
Iron Mountain, Inc.	466	48,997	1.41%
Realty Income Corporation	917	48,958	1.40%
McCormick & Company, Inc.	641	48,841	1.40%
Tractor Supply Company	919	48,767	1.40%
Johnson & Johnson	337	48,766	1.40%
Starbucks Corporation	534	48,692	1.40%
AT&T, Inc.	2,138	48,677	1.40%
International Flavors & Fragrances, Inc.	576	48,674	1.40%
General Mills, Inc.	763	48,640	1.40%
United Parcel Service, Class B	386	48,636	1.40%
Clorox Company (The)	299	48,631	1.39%
Constellation Brands, Inc.	220	48,630	1.39%
HCA Healthcare, Inc.	162	48,615	1.39%
Prologis, Inc.	460	48,611	1.39%
Amgen, Inc.	186	48,585	1.39%
O’Reilly Automotive, Inc.	41	48,576	1.39%
Discover Financial Services	280	48,556	1.39%
Pfizer, Inc.	1,829	48,536	1.39%
Restaurant Brands International, Inc.	745	48,536	1.39%
Hershey Company (The)	287	48,530	1.39%
CDW Corporation	279	48,527	1.39%

See accompanying notes to financial statements.	CRM Funds
49

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
PACCAR, Inc.	467	$48,526	1.39%
Mettler-Toledo International, Inc.	40	48,484	1.39%
Cardinal Health, Inc.	410	48,478	1.39%
Steris Corporation	236	48,448	1.39%
PepsiCo, Inc.	319	48,443	1.39%
Blackstone, Inc.	281	48,439	1.39%
Ford Motor Company	4,892	48,433	1.39%
Cognizant Technology Solutions Corporation	630	48,429	1.39%
Sysco Corporation	633	48,398	1.39%
McDonald’s Corporation	167	48,383	1.39%
Target Corporation	358	48,381	1.39%
Church & Dwight Company, Inc.	462	48,376	1.39%
Cummins, Inc.	139	48,361	1.39%
Rockwell Automation, Inc.	169	48,360	1.39%
General Dynamics Corporation	184	48,355	1.39%
Western Digital Corporation	811	48,343	1.39%
Waters Corporation	130	48,340	1.39%
Progressive Corporation	202	48,337	1.39%
W. R. Berkley Corporation	826	48,335	1.39%
Fastenal Company	672	48,328	1.39%
Moody’s Corporation	102	48,318	1.39%
Darden Restaurants, Inc.	259	48,314	1.39%
Agilent Technologies, Inc.	360	48,306	1.39%
Caterpillar, Inc.	133	48,301	1.39%
Hubbell, Inc.	115	48,300	1.39%
Automatic Data Processing, Inc.	165	48,295	1.39%
Ecolab, Inc.	206	48,293	1.39%
Ulta Beauty, Inc.	111	48,282	1.38%
Home Depot, Inc. (The)	124	48,280	1.38%
Kroger Company (The)	789	48,272	1.38%
Eaton Corporation PLC	145	48,260	1.38%
United Rentals, Inc.	68	48,229	1.38%
Canadian Imperial Bank of Commerce	762	48,213	1.38%
Emerson Electric Company	389	48,206	1.38%
Motorola Solutions, Inc.	104	48,193	1.38%
NetApp, Inc.	415	48,165	1.38%
W. W. Grainger, Inc.	46	48,145	1.38%
Lululemon Athletica, Inc.	126	48,128	1.38%
Old Dominion Freight Line, Inc.	273	48,095	1.38%
Cintas Corporation	263	48,077	1.38%
Costco Wholesale Corporation	52	48,023	1.38%
ON Semiconductor Corporation	762	48,022	1.38%
Apple, Inc.	192	47,994	1.38%

See accompanying notes to financial statements.	CRM Funds
50

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Concluded) December 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Westinghouse Air Brake Technologies Corporation	253	$47,990	1.38%
Williams-Sonoma, Inc.	259	47,990	1.38%
General Motors Company	901	47,983	1.38%
Lennox International, Inc.	79	47,965	1.38%
Marvell Technology, Inc.	433	47,811	1.37%
Deckers Outdoor Corporation	235	47,707	1.37%
		$3,484,601	100.00%

See accompanying notes to financial statements.	CRM Funds
51

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES December 31, 2024 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$66,151,624	$144,110,451	$277,408,550
Net unrealized appreciation	13,656,978	34,158,048	75,563,163
Total investments in securities, at value	79,808,602	178,268,499	352,971,713
Receivable for securities sold	2,002,842	—	—
Dividends and interest receivable	113,258	202,838	377,065
Receivable for fund shares sold	10,954	447,720	46,180
Receivable for securities lending income	—	36	174
Other assets	16,153	46,212	70,508
Total Assets	81,951,809	178,965,305	353,465,640

LIABILITIES:
Payable for securities purchased	146,199	—	—
Payable for fund shares redeemed	4,138	602,192	445,893
Accrued advisory fee	48,739	111,604	200,500
Audit and tax fees	6,699	9,592	16,009
Other accrued expenses	38,072	112,755	194,101
Total Liabilities	243,847	836,143	856,503
NET ASSETS	$81,707,962	$178,129,162	$352,609,137
COMPONENTS OF NET ASSETS
Paid in capital	$62,142,381	$135,637,864	$261,222,274
Total distributable earnings	19,565,581	42,491,298	91,386,863
NET ASSETS	$81,707,962	$178,129,162	$352,609,137
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$29,440,363	$21,144,861	$137,476,087
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,132,591	1,952,612	6,454,461
Net asset value, offering and redemption price per share	$13.80	$10.83	$21.30
INSTITUTIONAL CLASS SHARES
Net assets	$52,267,599	$156,984,301	$215,133,050
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,960,054	13,766,911	9,461,842
Net asset value, offering and redemption price per share	$17.66	$11.40	$22.74

See accompanying notes to financial statements.	CRM Funds
52

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES December 31, 2024 (Unaudited)

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$20,907,147	$314,892,092
Net unrealized appreciation	3,475,658	29,517,618
Total investments in securities, at value[1]	24,382,805	344,409,710
Cash pledged with broker for securities sold short	—	62,989,883
Unrealized appreciation on swap agreements	—	2,736,040
Receivable for fund shares sold	—	581,720
Dividends and interest receivable	19,048	374,843
Receivable for securities lending income	35	—
Other assets	24,627	41,049
Total Assets	24,426,515	411,133,245

LIABILITIES:
Obligation to return securities lending collateral	21,659	—
Cash received from broker for swap agreements	—	1,793,044
Due to Broker - Short Sales		652,545
Securities sold short, at value (proceeds $0 and $55,675,974, respectively)	—	59,320,406
Payable for fund shares redeemed	—	179,616
Unrealized depreciation on swap agreements	—	19,931
Payable for dividends on securities sold short	—	5,825
Accrued advisory fee	13,394	411,907
Audit and tax fees	5,066	12,036
Other accrued expenses	7,843	21,135
Total Liabilities	47,962	62,416,445
NET ASSETS	$24,378,553	$348,716,800
COMPONENTS OF NET ASSETS
Paid in capital	$19,594,056	$323,041,451
Total distributable earnings	4,784,497	25,675,349
NET ASSETS	$24,378,553	$348,716,800
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$6,740,280
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	980,813
Net asset value, offering and redemption price per share	$6.87
INSTITUTIONAL CLASS SHARES
Net assets	$17,638,273	$348,716,800
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,465,353	27,054,316
Net asset value, offering and redemption price per share	$7.15	$12.89

[1] Includes securities loaned of:	$21,144	$—

See accompanying notes to financial statements.	CRM Funds
53

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
INVESTMENT INCOME:
Dividends and interest	$737,811	$1,330,020	$2,690,010
Net securities lending income	784	743	1,760
Foreign tax withheld	—	—	(4,980)
Total investment income	738,595	1,330,763	2,686,790

EXPENSES:
Investment advisory fees	310,197	657,777	1,426,027
Sub-Transfer agent fees - Institutional Shares	15,639	83,049	96,737
Shareholder Services - Investor Shares	37,680	27,279	186,776
Registration fees	18,610	11,614	25,429
Administration and accounting fees	20,176	36,854	73,743
Transfer agent fees	12,222	28,940	42,638
Custody fees	7,562	7,574	7,562
Audit and tax fees	6,700	9,592	16,009
Insurance fees	6,173	16,159	32,713
Trustee fees and expenses	7,113	15,653	35,099
Legal fees	4,979	11,117	24,563
Shareholder reports	3,937	8,988	19,685
Other expenses	9,937	18,339	36,891
Total expenses	460,925	932,935	2,023,872
NET INVESTMENT INCOME	277,670	397,828	662,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	10,467,361	19,907,425	32,917,355
Foreign currency transactions	—	—	(659)
Net realized gain	10,467,361	19,907,425	32,916,696
Net change in unrealized depreciation on:
Investments	(1,456,879)	(102,973)	(16,799,805)
Foreign currency transactions	—	—	(298)
Net change in unrealized depreciation	(1,456,879)	(102,973)	(16,800,103)
Net realized and unrealized gain on investments and foreign currency	9,010,482	19,804,452	16,116,593
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,288,152	$20,202,280	$16,779,511

See accompanying notes to financial statements.	CRM Funds
54

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
INVESTMENT INCOME:
Dividends and interest	$175,825	$3,094,269
Net securities lending income	1,166	—
Foreign tax withheld	(348)	(8,167)
Total investment income	176,643	3,086,102

EXPENSES:
Investment advisory fees	86,295	1,965,500
Dividend expense on securities sold short	—	354,309
Sub-Transfer agent fees - Institutional Shares	926	42,344
Shareholder Services - Investor Shares	8,742	—
Registration fees	16,644	15,430
Administration and accounting fees	9,816	57,186
Custody fees	7,562	8,431
Transfer agent fees	7,341	24,409
Audit and tax fees	5,066	12,036
Trustee fees and expenses	2,228	18,707
Insurance fees	1,882	18,773
Legal fees	1,542	13,312
Shareholder reports	1,266	11,306
Other expenses	5,406	24,293
Total expenses	154,716	2,566,036
Expenses waived	—	(105,701)
Net expenses	154,716	2,460,335
NET INVESTMENT INCOME	21,927	625,767

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	2,826,462	22,564,526
Securities sold short	—	(4,839,040)
Swap agreements	—	(1,286,095)
Purchased Options	—	(266,388)
Foreign currency transactions	(31)	(5,688)
Net realized gain	2,826,431	16,167,315
Net change in unrealized appreciation (depreciation) on:
Investments	(1,005,636)	(771,876)
Securities sold short	—	(1,519,141)
Swap agreements	—	358,177
Foreign currency transactions	2	11,863
Net change in unrealized depreciation	(1,005,634)	(1,920,977)
Net realized and unrealized gain on investments, derivatives and foreign currency	1,820,797	14,246,338
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,842,724	$14,872,105

See accompanying notes to financial statements.	CRM Funds
55

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$75,275,015	$77,425,561

OPERATIONS
Net investment income	277,670	403,786
Net realized gain from investments	10,467,361	3,784,811
Net change in unrealized appreciation (depreciation) on investments	(1,456,879)	5,091,061
Net increase in net assets resulting from operations	9,288,152	9,279,658

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(4,027,952)	(1,207,084)
Institutional Class	(2,900,158)	(1,757,607)
Total distributions to shareholders	(6,928,110)	(2,964,691)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	357,156	121,454
Sale of shares - Institutional Shares	8,519,489	3,450,999
Reinvestment of distributions - Investor Class	2,640,950	1,113,318
Reinvestment of distributions - Institutional Class	3,741,091	1,492,966
Redemption of shares - Investor Class	(2,339,799)	(3,867,972)
Redemption of shares - Institutional Class	(8,845,982)	(10,776,278)
Net increase (decrease) from capital share transactions	4,072,905	(8,465,513)
Total increase (decrease) in net assets	6,432,947	(2,150,546)

NET ASSETS - END OF YEAR/PERIOD	$81,707,962	$75,275,015

SHARE ACTIVITY
Investor Class:
Sold	23,247	9,523
Issued on reinvestment of distributions	180,270	92,010
Redeemed	(158,772)	(307,693)
Net increase (decrease)	44,745	(206,160)

Institutional Class:
Sold	467,699	219,901
Issued on reinvestment of distributions	199,631	98,416
Redeemed	(488,280)	(677,114)
Net increase (decrease)	179,050	(358,797)

See accompanying notes to financial statements.	CRM Funds
56

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$169,225,405	$220,259,152

OPERATIONS
Net investment income	397,828	753,579
Net realized gain from investments	19,907,425	17,323,035
Net change in unrealized depreciation on investments	(102,973)	(977,558)
Net increase in net assets resulting from operations	20,202,280	17,099,056

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(2,824,850)	(143,572)
Institutional Class	(20,411,789)	(1,453,671)
Total distributions to shareholders	(23,236,639)	(1,597,243)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,256,779	2,634,374
Sale of shares - Institutional Shares	31,161,660	33,249,945
Reinvestment of distributions - Investor Class	2,817,963	133,292
Reinvestment of distributions - Institutional Class	10,733,537	1,094,832
Redemption of shares - Investor Class	(4,183,160)	(5,927,585)
Redemption of shares - Institutional Class	(29,848,663)	(97,720,418)
Net increase (decrease) from capital share transactions	11,938,116	(66,535,560)
Total increase (decrease) in net assets	8,903,757	(51,033,747)

NET ASSETS - END OF YEAR/PERIOD	$178,129,162	$169,225,405

SHARE ACTIVITY
Investor Class:
Sold	102,144	258,534
Issued on reinvestment of distributions	249,377	13,315
Redeemed	(357,072)	(570,128)
Net decrease	(5,551)	(298,279)

Institutional Class:
Sold	2,527,621	3,033,696
Issued on reinvestment of distributions	901,978	104,569
Redeemed	(2,484,880)	(8,786,863)
Net increase (decrease)	944,719	(5,648,598)

See accompanying notes to financial statements.	CRM Funds
57

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$372,057,285	$412,887,936

OPERATIONS
Net investment income	662,918	1,138,182
Net realized gain from investments	32,916,696	36,075,123
Net change in unrealized depreciation on investments and foreign currency	(16,800,103)	(1,271,028)
Net increase in net assets resulting from operations	16,779,511	35,942,277

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(13,168,546)	(9,626,587)
Institutional Class	(19,426,962)	(13,465,463)
Total distributions to shareholders	(32,595,508)	(23,092,050)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	3,003,099	7,386,528
Sale of shares - Institutional Shares	15,274,167	30,246,143
Reinvestment of distributions - Investor Class	12,937,451	9,467,390
Reinvestment of distributions - Institutional Class	18,241,247	12,666,657
Redemption of shares - Investor Class	(18,280,563)	(35,327,304)
Redemption of shares - Institutional Class	(34,807,552)	(78,120,292)
Net decrease from capital share transactions	(3,632,151)	(53,680,878)
Total decrease in net assets	(19,448,148)	(40,830,651)

NET ASSETS - END OF YEAR/PERIOD	$352,609,137	$372,057,285

SHARE ACTIVITY
Investor Class:
Sold	129,274	340,185
Issued on reinvestment of distributions	576,279	464,543
Redeemed	(781,713)	(1,627,828)
Net decrease	(76,160)	(823,100)

Institutional Class:
Sold	625,021	1,315,903
Issued on reinvestment of distributions	761,321	585,606
Redeemed	(1,393,838)	(3,438,272)
Net decrease	(7,496)	(1,536,763)

See accompanying notes to financial statements.	CRM Funds
58

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$23,338,121	$23,668,129

OPERATIONS
Net investment income	21,927	62,998
Net realized gain from investments	2,826,431	1,727,201
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,005,634)	1,079,275
Net increase in net assets resulting from operations	1,842,724	2,869,474

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(671,820)	(122,654)
Institutional Class	(1,725,521)	(343,247)
Total distributions to shareholders	(2,397,341)	(465,901)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	44,011	114,223
Sale of shares - Institutional Shares	432,726	444,553
Reinvestment of distributions - Investor Class	671,092	117,823
Reinvestment of distributions - Institutional Class	1,621,461	325,532
Redemption of shares - Investor Class	(594,382)	(1,710,121)
Redemption of shares - Institutional Class	(579,859)	(2,025,591)
Net increase (decrease) from capital share transactions	1,595,049	(2,733,581)
Total increase (decrease) in net assets	1,040,432	(330,008)

NET ASSETS - END OF YEAR/PERIOD	$24,378,553	$23,338,121

SHARE ACTIVITY
Investor Class:
Sold	6,296	16,865
Issued on reinvestment of distributions	94,122	19,065
Redeemed	(79,189)	(276,638)
Net increase (decrease)	21,229	(240,708)

Institutional Class:
Sold	55,695	67,776
Issued on reinvestment of distributions	218,526	50,865
Redeemed	(75,823)	(296,821)
Net increase (decrease)	198,398	(178,180)

See accompanying notes to financial statements.	CRM Funds
59

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Long/Short Opportunities Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$195,995,806	$255,340,562

OPERATIONS
Net investment income	625,767	1,362,007
Net realized gain from investments and foreign currency	16,167,315	21,663,471
Net change in unrealized depreciation on investments, derivatives, and foreign currency	(1,920,977)	(11,361,034)
Net increase in net assets resulting from operations	14,872,105	11,664,444

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(23,393,963)	(3,644,212)
Total distributions to shareholders	(23,393,963)	(3,644,212)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Institutional Shares	178,686,511	62,470,181
Reinvestment of distributions - Institutional Class	23,368,461	3,635,291
Redemption of shares - Institutional Class	(40,812,120)	(133,470,460)
Net increase (decrease) from capital share transactions	161,242,852	(67,364,988)
Total increase (decrease) in net assets	152,720,994	(59,344,756)

NET ASSETS - END OF YEAR/PERIOD	$348,716,800	$195,995,806

SHARE ACTIVITY
Institutional Class:
Sold	13,289,449	4,926,945
Issued on reinvestment of distributions	1,790,687	315,016
Redeemed	(3,076,826)	(11,271,054)
Net increase (decrease)	12,003,310	(6,029,093)

See accompanying notes to financial statements.	CRM Funds
60

CRM FUNDS FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$13.50	$12.49	$11.40	$17.35	$11.22	$15.34
Investment operations:
Net investment income[2]	0.04	0.05	0.14	— [3]	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.68	1.53	1.24	(2.26)	6.16	(3.07)
Total from investment operations	1.72	1.58	1.38	(2.26)	6.20	(3.03)
Distributions to shareholders:
From net investment income	(0.04)	(0.23)	(0.06)	(0.01)	(0.07)	(0.03)
From net realized gain on investments	(1.38)	(0.34)	(0.23)	(3.68)	—	(1.06)
Total distributions to shareholders	(1.42)	(0.57)	(0.29)	(3.69)	(0.07)	(1.09)
Net Asset Value - End of Year/Period	$13.80	$13.50	$12.49	$11.40	$17.35	$11.22
Total return	12.13%	13.17%	12.09%	(15.73)%	55.36%	(21.53)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.23%	1.26%	1.21%	1.16%	1.15%	1.16%
Net investment income	0.55%	0.43%	1.11%	0.01%	0.30%	0.27%
Portfolio turnover rate	69%	77%	54%	54%	63%	60%
Net Assets at end of year/period (000’s omitted)	$29,440	$28,177	$28,660	$28,325	$38,548	$33,526

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
61

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$16.94	$15.53	$14.10	$20.55	$13.28	$17.96
Investment operations:
Net investment income[2]	0.07	0.10	0.19	0.03	0.09	0.08
Net realized and unrealized gain (loss) on investments	2.10	1.90	1.55	(2.75)	7.28	(3.63)
Total from investment operations	2.17	2.00	1.74	(2.72)	7.37	(3.55)
Distributions to shareholders:
From net investment income	(0.07)	(0.25)	(0.08)	(0.05)	(0.10)	(0.07)
From net realized gain on investments	(1.38)	(0.34)	(0.23)	(3.68)	—	(1.06)
Total distributions to shareholders	(1.45)	(0.59)	(0.31)	(3.73)	(0.10)	(1.13)
Net Asset Value - End of Year/Period	$17.66	$16.94	$15.53	$14.10	$20.55	$13.28
Total return	12.30%	13.36%	12.33%	(15.53)%	55.68%	(21.34)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.04%	1.07%	1.01%	0.93%	0.91%	0.92%
Net investment income	0.74%	0.61%	1.27%	0.18%	0.54%	0.52%
Portfolio turnover rate	69%	77%	54%	54%	63%	60%
Net Assets at end of year/period (000’s omitted)	$52,268	$47,098	$48,766	$90,451	$299,170	$198,589

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
62

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$11.00	$10.20	$9.94	$15.37	$9.71	$11.36
Investment operations:
Net investment income[2]	0.02	0.03	0.10	0.10	0.11	0.02
Net realized and unrealized gain (loss) on investments	1.45	0.84	0.79	(1.39)	6.29	(1.35)
Total from investment operations	1.47	0.87	0.89	(1.29)	6.40	(1.33)
Distributions to shareholders:
From net investment income	(0.04)	(0.07)	(0.06)	(0.17)	(0.03)	(0.03)
From net realized gain on investments	(1.60)	— [3]	(0.57)	(3.97)	(0.71)	(0.29)
Total distributions to shareholders	(1.64)	(0.07)	(0.63)	(4.14)	(0.74)	(0.32)
Net Asset Value - End of Year/Period	$10.83	$11.00	$10.20	$9.94	$15.37	$9.71
Total return	12.67%	8.57%	9.07%	(11.92)%	67.80%	(12.18)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.18%	1.21%	1.18%	1.18%	1.15%	1.17%
Net investment income	0.33%	0.24%	1.02%	0.82%	0.83%	0.22%
Portfolio turnover rate	75%	72%	42%	34%	59%	80%
Net Assets at end of year/period (000’s omitted)	$21,145	$21,541	$23,018	$20,914	$26,464	$16,259

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
63

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$11.52	$10.68	$10.38	$15.87	$10.00	$11.70
Investment operations:
Net investment income[2]	0.03	0.04	0.13	0.13	0.13	0.05
Net realized and unrealized gain (loss) on investments	1.50	0.89	0.82	(1.46)	6.50	(1.41)
Total from investment operations	1.53	0.93	0.95	(1.33)	6.63	(1.36)
Distributions to shareholders:
From net investment income	(0.05)	(0.09)	(0.08)	(0.19)	(0.05)	(0.05)
From net realized gain on investments	(1.60)	— [3]	(0.57)	(3.97)	(0.71)	(0.29)
Total distributions to shareholders	(1.65)	(0.09)	(0.65)	(4.16)	(0.76)	(0.34)
Net Asset Value - End of Year/Period	$11.40	$11.52	$10.68	$10.38	$15.87	$10.00
Total return	12.68%	8.75%	9.28%	(11.78)%	68.26%	(12.06)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.04%	1.05%	1.01%	1.00%	0.93%	0.95%
Net investment income	0.47%	0.39%	1.21%	0.98%	0.99%	0.44%
Portfolio turnover rate	75%	72%	42%	34%	59%	80%
Net Assets at end of year/period (000’s omitted)	$156,984	$147,684	$197,242	$119,384	$286,762	$220,919

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
64

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$22.43	$21.73	$21.43	$27.71	$18.34	$21.22
Investment operations:
Net investment income[2]	0.03	0.04	0.25	0.27	0.15	0.08
Net realized and unrealized gain (loss) on investments	1.02	2.05	1.00	(1.57)	9.67	(2.33)
Total from investment operations	1.05	2.09	1.25	(1.30)	9.82	(2.25)
Distributions to shareholders:
From net investment income	(0.02)	(0.24)	(0.26)	(0.26)	(0.09)	(0.09)
From net realized gain on investments	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)	(0.54)
Total distributions to shareholders	(2.18)	(1.39)	(0.95)	(4.98)	(0.45)	(0.63)
Net Asset Value - End of Year/Period	$21.30	$22.43	$21.73	$21.43	$27.71	$18.34
Total return	4.17%	10.27%	5.78%	(6.68)%	54.09%	(10.98)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.16%	1.16%	1.15%	1.14%	1.15%	1.16%
Net investment income	0.25%	0.19%	1.16%	1.06%	0.66%	0.42%
Portfolio turnover rate	39%	47%	43%	23%	63%	37%
Net Assets at end of year/period (000’s omitted)	$137,476	$146,457	$159,797	$164,743	$187,541	$152,370

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
65

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$23.82	$23.00	$22.62	$29.00	$19.17	$22.16
Investment operations:
Net investment income[2]	0.05	0.08	0.31	0.33	0.20	0.12
Net realized and unrealized gain (loss) on investments	1.09	2.16	1.06	(1.67)	10.12	(2.44)
Total from investment operations	1.14	2.24	1.37	(1.34)	10.32	(2.32)
Distributions to shareholders:
From net investment income	(0.06)	(0.27)	(0.30)	(0.32)	(0.13)	(0.13)
From net realized gain on investments	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)	(0.54)
Total distributions to shareholders	(2.22)	(1.42)	(0.99)	(5.04)	(0.49)	(0.67)
Net Asset Value - End of Year/Period	$22.74	$23.82	$23.00	$22.62	$29.00	$19.17
Total return	4.30%	10.39%	6.00%	(6.55)%	54.44%	(10.83)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.00%	0.99%	0.99%	0.97%	0.94%	0.96%
Net investment income	0.41%	0.36%	1.34%	1.23%	0.84%	0.59%
Portfolio turnover rate	39%	47%	43%	23%	63%	37%
Net Assets at end of year/period (000’s omitted)	$215,133	$225,601	$253,091	$219,322	$251,517	$202,989

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
66

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$7.05	$6.34	$6.47	$8.88	$5.91	$6.99
Investment operations:
Net investment income[2]	— [3]	0.01	— [3]	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.58	0.83	0.33	(0.70)	3.16	(0.67)
Total from investment operations	0.58	0.84	0.33	(0.68)	3.18	(0.66)
Distributions to shareholders:
From net investment income	—	(0.01)	(0.01)	(0.04)	(0.02)	(0.01)
From net realized gain on investments	(0.76)	(0.12)	(0.45)	(1.69)	(0.19)	(0.41)
Total distributions to shareholders	(0.76)	(0.13)	(0.46)	(1.73)	(0.21)	(0.42)
Net Asset Value - End of Year/Period	$6.87	$7.05	$6.34	$6.47	$8.88	$5.91
Total return	7.79%	13.47%	4.94%	(10.09)%	54.42%	(10.16)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.42%	1.45%	1.41%	1.33%	1.37%	1.40%
Expenses, excluding waiver/reimbursement	1.42%	1.47%	1.41%	1.33%	1.39%	1.50%
Net investment income, including waiver/reimbursement	0.01%	0.09%	0.03%	0.32%	0.31%	0.22%
Portfolio turnover rate	51%	54%	51%	38%	87%	65%
Net Assets at end of year/period (000’s omitted)	$6,740	$6,767	$7,609	$7,622	$8,916	$6,893

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
67

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$7.31	$6.57	$6.69	$9.12	$6.07	$7.16
Investment operations:
Net investment income[2]	0.01	0.02	0.02	0.04	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.60	0.87	0.34	(0.72)	3.24	(0.68)
Total from investment operations	0.61	0.89	0.36	(0.68)	3.28	(0.65)
Distributions to shareholders:
From net investment income	(0.01)	(0.03)	(0.03)	(0.06)	(0.04)	(0.03)
From net realized gain on investments	(0.76)	(0.12)	(0.45)	(1.69)	(0.19)	(0.41)
Total distributions to shareholders	(0.77)	(0.15)	(0.48)	(1.75)	(0.23)	(0.44)
Net Asset Value - End of Year/Period	$7.15	$7.31	$6.57	$6.69	$9.12	$6.07
Total return	7.86%	13.77%	5.18%	(9.81)%	54.66%	(9.87)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.18%	1.20%	1.18%	1.09%	1.11%	1.15%
Expenses, excluding waiver/reimbursement	1.18%	1.24%	1.18%	1.09%	1.13%	1.25%
Net investment income, including waiver/reimbursement	0.25%	0.35%	0.27%	0.56%	0.52%	0.47%
Portfolio turnover rate	51%	54%	51%	38%	87%	65%
Net Assets at end of year/period (000’s omitted)	$17,638	$16,571	$16,059	$15,509	$18,393	$18,307

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
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CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Long/Short Opportunities Fund — Institutional Shares
	For the Six Months Ended December 31, 2024	For the Years Ended June 30,
	(Unaudited)[1]	2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$13.02	$12.11	$11.15	$11.62	$10.23	$10.27
Investment operations:
Net investment income (loss)[2]	0.03	0.09	— [3]	(0.23)	(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments, derivatives and foreign currency	0.89	1.09	1.14	(0.15)	2.22	0.50
Total from investment operations	0.92	1.18	1.14	(0.38)	1.97	0.40
Distributions to shareholders:
From net investment income	(0.13)	(0.27)	—	—	—	—
From net realized gain on investments	(0.92)	—	(0.18)	(0.09)	(0.58)	(0.44)
Total distributions to shareholders	(1.05)	(0.27)	(0.18)	(0.09)	(0.58)	(0.44)
Net Asset Value - End of Year/Period	$12.89	$13.02	$12.11	$11.15	$11.62	$10.23
Total return	6.94%	10.07%	10.29%	(3.33)%	19.49%	3.93%
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.87%	2.25%	2.48%	2.68%	2.79%	2.95%
Expenses, including waiver/reimbursement and excluding interest and dividend expense relating to short sales	1.60%	1.60%	1.60%	1.60%	1.60%	1.59%
Expenses, excluding waiver/reimbursement	1.95%	2.41%	2.60%	2.80%	2.90%	3.03%
Expenses, excluding waiver/reimbursement and interest and dividend expense relating to short sales	1.68%	1.76%	1.72%	1.72%	1.71%	1.67%
Net investment income (loss), including waiver/reimbursement	0.48%	0.73%	(0.03)%	(2.00)%	(2.18)%	(0.99)%
Portfolio turnover rate	60%	113%	90%	157%	201%	177%
Net Assets at end of year/period (000’s omitted)	$348,717	$195,996	$255,341	$185,463	$127,930	$56,540

(1)	For the six months ended December 31, 2024. All ratios for the period have been annualized. Total returns and portfolio turnover for the period have not been annualized.
(2)	Calculated using the average shares method.
(3)	Amount represents less than $(0.005).

See accompanying notes to financial statements.	CRM Funds
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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited)

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM Long/Short Opportunities Fund (“Long/Short Opportunities Fund”) (each, a “Fund” and collectively, the “Funds”) are series of the CRM Mutual Fund Trust (the “Trust”). The Trust consists of five funds. A shareholder of one series is not deemed to be a shareholder of any other series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, and All Cap Value Fund: Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined.

Long/Short Opportunities Fund: The Fund offers Institutional Shares. Shares are generally available for purchase and sale by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Initial investments in the Fund are subject to a $10,000 minimum per registered investment adviser or qualified financial intermediary.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and President of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2.

Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting requirements for investment companies under

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market.

Short-term investments with remaining maturities of less than 61 days are valued at amortized cost, provided such amount approximates fair value. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations provided by a third-party pricing service. Option contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board” or “Trustees”) has designated Cramer Rosenthal McGlynn, LLC, the adviser, to serve as the Trust’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Trust’s Securities Pricing Procedures. In addition, the Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

●	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities.

In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for comparable companies or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

value measurement. The Funds’ policy is to recognize transfers among levels as of the beginning of the reporting period. A summary of the inputs used to value the Funds’ investments as of December 31, 2024 is included with each Fund’s Schedule of Investments.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s statement of operations, as applicable.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for U.S. income tax is required in each of the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended December 31, 2024, the Funds did not incur any interest or penalties.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income and expense are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

The Funds’ investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities, as applicable. The Funds held no such securities during the six months ended December 31, 2024.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund (except Long/Short Opportunities Fund) may, through its custodian, receive delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At December 31, 2024, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received[1]	Cash Collateral Received	Net Amount[2]

All Cap Value Fund
HSBC Securities USA, Inc.	$21,659	$21,659	$—	$—
	$21,659	$21,659	$—	$—

[1]

The value of collateral shown in the table does not reflect value that exceeds the value of the repurchase agreement. Collateral with a value of $22,092 has been received in connection with open repurchase agreements.

[2]	Net exposure represents the receivable (payable) that would be due to (from) the counterparty in an event of default.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Servicing Agreements. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, and Mid Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.70% of the Fund’s first $1 billion of average daily net assets; 0.65% of the Fund’s next $1 billion of average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears.

CRM has contractually agreed to waive a portion of its fees and assume certain expenses of the Funds to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) exceeds the percentage of average daily net assets as follows:

	Investor Shares	Institutional Shares
Small Cap Value Fund	1.50%	1.25%
Small/Mid Cap Value Fund	1.50%	1.25%
Mid Cap Value Fund	1.50%	1.25%
All Cap Value Fund	1.45%	1.20%

For its advisory services to Long/Short Opportunities Fund, CRM receives 1.50% of the Fund’s first $1 billion of average daily net assets; 1.45% of the Fund’s next $1 billion of average daily net assets; and 1.40% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears. CRM has contractually agreed to waive a portion of its fees and assume certain expenses of Long/Short Opportunities Fund to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest, dividend and interest expenses related to short sales, and acquired fund fees and expenses) exceeds the percentage of average daily net assets as follows:

Institutional Shares
Long/Short Opportunities Fund	1.60%

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

The expense limitations are in effect until November 1, 2025. Fees waived by the Advisor are not subject to recoupment in future periods. Prior to that date, the arrangement may be terminated for a class of a Fund only by the vote of the Board of Trustees of the Funds.

Compliance Services. Northern Lights Compliance Services, LLC provides compliance services to the Trust, including the services of a Chief Compliance Officer. The fees payable to Northern Lights are included in the Statements of Operations under other expenses.

Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation from the Trust at an annual rate of $60,000 which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds in the series of the Trust until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the six months ended December 31, 2024. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Funds, or the earlier of when his or her successor is elected or qualified, the Trustee dies, resigns, is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund based on reasonable charges for similar services in the industry, subject to certain limitations. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding in-kind transactions and short-term investments) for the six months ended December 31, 2024, were as follows:

	Purchases	Sales	Short Sales	Purchases to Cover Shorts
Small Cap Value Fund	$54,557,113	$55,311,521	$—	$—
Small/Mid Cap Value Fund	129,805,304	142,224,937	—	—
Mid Cap Value Fund	144,515,350	174,216,181	—	—
All Cap Value Fund	12,244,524	12,830,728	—	—
Long/Short Opportunities Fund	213,725,454	105,046,345	54,602,835	51,052,545

5.

Securities Lending Agreement. Each Fund (except Long/Short Opportunities Fund) may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less,

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.

The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

At December 31, 2024, the following Funds had securities on loan:

	Market Value	Cash Collateral*
All Cap Value Fund	$21,144	$21,659

*

Please note any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.

6.

Short Sale Transactions. In short sale transactions, the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends declared on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which the Fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash that has been pledged to secure the Fund’s obligation to cover the short positions is reported separately on the Statements of Assets and Liabilities. The Fund may receive from or pay to the broker the net of the following amounts:

(i) income on cash collateral held at the broker and (ii) a financing charge to the extent the cash collateral is less than the margin requirement. The net amounts of income or fees are included as interest income or expense, as applicable, on securities sold short in the Statements of Operations.

During the six months ended December 31, 2024, Long/Short Opportunities Fund participated in short sale transactions.

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by the Funds as of December 31, 2024 were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Small Cap Value Fund	$66,757,066	$14,522,201	$(1,470,665)	$13,051,536
Small/Mid Cap Value Fund	145,167,577	36,820,266	(3,719,344)	33,100,922
Mid Cap Value Fund	280,455,116	83,028,898	(10,512,301)	72,516,597
All Cap Value Fund	21,071,925	3,858,874	(547,994)	3,310,880
Long/Short Opportunities Fund	262,938,487	42,772,435	(20,450,618)	22,150,817

8.

Derivative Financial Instruments. Each Fund may, but is not required to, invest in derivative contracts, such as swaps and options on securities and securities indices, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities, including short sales; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. Using swaps, options and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.

Options. A Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk, equity

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risk, foreign currency exchange rate risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes an option, such option is covered by cash in an amount sufficient to cover the obligation. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

As of December 31, 2024, the Funds did not hold any option contracts.

Forward Foreign Currency Exchange Contracts. A Fund enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and, in some cases, may be used to obtain exposure to a particular market.

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The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

As of December 31, 2024, the Funds did not hold any forward foreign currency exchange contracts.

Swaps. A Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation

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margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Collateral Requirements. For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA MA”), the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA MA, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Assets and Liabilities as of December 31, 2024:

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

	Asset Derivative Value
	Total Value	Equity Contracts
Swap Agreements	$2,736,040	$2,736,040

	Liability Derivative Value
	Total Value	Equity Contracts
Swap Agreements	$19,931	$19,931

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Operations for the six months ended December 31, 2024:

Location on the Statements of Operations
Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Equity Contracts	Net realized gain (loss) from: Swap Agreements, Purchased Option Contracts, and Written Option Contracts	Net change in unrealized appreciation (depreciation) on: Swap agreements

	Net Realized Gain (Loss)
	Total Value	Equity Contracts
Swap Agreements	$(1,286,095)	$(1,286,095)

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — December 31, 2024 (Unaudited) (Continued)

	Net Change in Unrealized Appreciation (Depreciation)
	Total Value	Equity Contracts
Swap Agreements	$358,177	$358,177

The table below summarizes the average balance of derivative holdings by Long/Short Opportunities Fund during the six months ended December 31, 2024. The average balance of derivatives held is indicative of the trading volume of the Long/Short Opportunities Fund.

Derivative Volume
Swap Contracts (Notional Amount)
$2,327,961

In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA MA or similar agreement with its counterparties. An ISDA MA is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA MA, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA MA typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA MA, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA MA against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA MA allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the

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Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA MA, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Offsetting of Financial and Derivative Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents derivative assets and liabilities net of amounts available for offset under an ISDA MA or similar agreement and, as applicable, the related collateral and potential loss exposure to Long/Short Opportunities Fund as of December 31, 2024:

	Assets	Liabilities
Derivative Financial Instruments:
Swap Agreements	$2,736,040	$19,931
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,736,040	19,931
Derivatives not subject to an ISDA MA or similar agreement	—	—
Total assets and liabilities subject to an ISDA MA	$2,736,040	$19,931

At December 31, 2024, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral received by the Long/Short Opportunities Fund are as follows:

Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure[1]
Morgan Stanley	$2,736,040	$(19,931)	$2,716,109	$2,716,109	$—

[1]	Net exposure represents the receivable (payable) that would be due to (from) the counterparty in an event of default.

9.

Risks. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held

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by a Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions, natural or environmental disasters, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, inflationary pressures and other factors that may or may not be related to the issuer of the security or other asset.

In addition to the risks discussed above, Long/Short Opportunities Fund may also be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that CRM believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statements of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, a Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty,

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to perform. A Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option. With exchange-traded options purchased and centrally cleared swaps, there is less counterparty credit risk to a Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

10.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that no subsequent event currently requires recognition or disclosure in the financial statements except as noted below.

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

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CRM FUNDS OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, by calling 800-CRM-2883 or by visiting the Funds’ website at http://www.crmfunds.com.

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TRUSTEES
F. Gregory Ahern
Rodney P. Wood

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
300 First Stamford Place, Suite 440
Stamford, CT 06902

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN
The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, NY 11217

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	3/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	3/5/25

By (Signature and Title)*	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date:	3/5/25

*	Print the name and title of each signing officer under his or her signature.